                                                    (RIVERSOURCE INSURANCE LOGO)



RIVERSOURCE(R)

VARIABLE SECOND-TO-DIE LIFE INSURANCE







2008 ANNUAL REPORT



S-6185 T (5/09)            Issued by: RiverSource Life Insurance Co. of New York

                       THIS PAGE LEFT BLANK INTENTIONALLY

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Account
8 - RiverSource(R) Variable Second-To-Die Life Insurance (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Account 8 - RiverSource(R) Variable Second-To-Die Life Insurance, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 24, 2009


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
DEC. 31, 2008                                     SER I         SER I         SER I         SER I        SER II


ASSETS
Investments, at fair value(1),(2)                 $404,039      $356,760   $10,974,534      $148,765    $1,612,701
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --           113            --           672            --
Receivable for share redemptions                     1,487           291        39,329           111         2,042
------------------------------------------------------------------------------------------------------------------------
Total assets                                       405,526       357,164    11,013,863       149,548     1,614,743
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     334           291         9,022           111         1,292
    Contract terminations                            1,153            --        30,306            --           750
Payable for investments purchased                       --           113            --           672            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,487           404        39,328           783         2,042
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                  $404,039      $356,760   $10,974,535      $148,765    $1,612,701
========================================================================================================================
(1) Investment shares                               23,922        44,989       555,673        36,108        83,864
(2) Investments, at cost                          $588,948      $611,562   $13,190,151      $265,678    $2,245,349
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                  TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
DEC. 31, 2008 (CONTINUED)                         SER I         CL B          CL B          CL B          CL I


ASSETS
Investments, at fair value(1),(2)                  $54,560    $  951,368    $3,404,295       $63,821    $1,009,886
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                        9         4,143           859            --         2,122
Receivable for share redemptions                        45           767         2,731            49           826
------------------------------------------------------------------------------------------------------------------------
Total assets                                        54,614       956,278     3,407,885        63,870     1,012,834
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      45           767         2,731            49           826
    Contract terminations                               --            --            --            --            --
Payable for investments purchased                        9         4,143           859            --         2,122
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       54         4,910         3,590            49         2,948
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                   $54,560    $  951,368    $3,404,295       $63,821    $1,009,886
========================================================================================================================
(1) Investment shares                                6,511        73,351       311,463         3,540       170,015
(2) Investments, at cost                           $88,891    $1,660,478    $5,857,576       $85,773    $1,291,286
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  AC VP      CALVERT VS        COL           CS            CS
                                                  VAL,         SOCIAL       HI YIELD,     COMMODITY      U.S. EQ
DEC. 31, 2008 (CONTINUED)                         CL I           BAL         VS CL B       RETURN       FLEX III


ASSETS
Investments, at fair value(1),(2)               $3,752,135      $400,203      $176,300      $388,079      $173,387
Dividends receivable                                    --            --            --         1,232            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            18            --            43
Receivable for share redemptions                     4,757           362           142           336           139
------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,756,892       400,565       176,460       389,647       173,569
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   3,081           326           142           316           140
    Contract terminations                            1,676            36            --            20            --
Payable for investments purchased                       --            --            18         1,232            43
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    4,757           362           160         1,568           183
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $3,752,135      $400,203      $176,300      $388,079      $173,386
========================================================================================================================
(1) Investment shares                              801,738       320,675        23,382        54,582        18,724
(2) Investments, at cost                        $5,817,009      $584,399      $238,566      $666,497      $214,982
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   CS           EV VT         EG VA        FID VIP       FID VIP
                                                 U.S. EQ      FLOATING-    FUNDAMENTAL   CONTRAFUND,   GRO & INC,
DEC. 31, 2008 (CONTINUED)                        FLEX I       RATE INC    LG CAP, CL 2    SERV CL 2      SERV CL


ASSETS
Investments, at fair value(1),(2)                 $231,803    $1,051,976      $226,993    $4,123,751    $4,184,543
Dividends receivable                                    --         6,781            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                      280         1,303            10         1,947            --
Receivable for share redemptions                       189           837           181         3,317         7,930
------------------------------------------------------------------------------------------------------------------------
Total assets                                       232,272     1,060,897       227,184     4,129,015     4,192,473
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     189           837           181         3,317         3,442
    Contract terminations                               --            --            --            --         4,488
Payable for investments purchased                      280         8,084            10         1,947            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      469         8,921           191         5,264         7,930
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                  $231,803    $1,051,976      $226,993    $4,123,751    $4,184,543
========================================================================================================================
(1) Investment shares                               22,928       159,875        17,902       272,375       479,329
(2) Investments, at cost                          $315,399    $1,417,554      $309,268    $6,367,976    $6,333,293
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FID VIP       FID VIP    FTVIPT FRANK  FTVIPT FRANK      FTVIPT
                                                MID CAP,      OVERSEAS,    GLOBAL REAL     SM CAP     MUTUAL SHARES
DEC. 31, 2008 (CONTINUED)                        SERV CL       SERV CL      EST, CL 2     VAL, CL 2     SEC, CL 2


ASSETS
Investments, at fair value(1),(2)              $ 7,464,443    $1,837,297    $2,136,700    $1,602,208    $1,019,408
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --         2,367           421           344
Receivable for share redemptions                     7,207         3,860         1,751         1,311           827
------------------------------------------------------------------------------------------------------------------------
Total assets                                     7,471,650     1,841,157     2,140,818     1,603,940     1,020,579
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   6,127         1,489         1,751         1,311           826
    Contract terminations                            1,080         2,370            --            --            --
Payable for investments purchased                       --            --         2,367           421           344
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    7,207         3,859         4,118         1,732         1,170
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $ 7,464,443    $1,837,298    $2,136,700    $1,602,208    $1,019,409
========================================================================================================================
(1) Investment shares                              407,226       151,592       201,385       151,868        86,537
(2) Investments, at cost                       $10,592,373    $2,764,730    $4,712,247    $2,386,934    $1,601,703
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FTVIPT        GS VIT         GS VIT       GS VIT      JANUS ASPEN
                                                TEMP FOR       MID CAP      STRUCTD SM  STRUCTD U.S.  GLOBAL TECH,
DEC. 31, 2008 (CONTINUED)                       SEC, CL 2     VAL, INST    CAP EQ, INST   EQ, INST        SERV


ASSETS
Investments, at fair value(1),(2)               $1,483,526    $5,872,806      $387,134    $1,887,421      $535,872
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --           154           307            58
Receivable for share redemptions                     1,263         6,625           314         1,540           439
------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,484,789     5,879,431       387,602     1,889,268       536,369
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1,217         4,796           314         1,540           439
    Contract terminations                               46         1,828            --            --            --
Payable for investments purchased                       --            --           154           307            58
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,263         6,624           468         1,847           497
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $1,483,526    $5,872,807      $387,134    $1,887,421      $535,872
========================================================================================================================
(1) Investment shares                              137,874       678,153        55,463       236,223       184,783
(2) Investments, at cost                        $1,957,679    $9,661,861      $680,677    $2,897,357      $770,848
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     LAZARD        MFS INV
                                                OVERSEAS,      JANUS,      ENTERPRISE,   RETIRE INTL   GRO STOCK,
DEC. 31, 2008 (CONTINUED)                         SERV          SERV          SERV        EQ, SERV       SERV CL


ASSETS
Investments, at fair value(1),(2)               $3,544,290    $3,506,648      $390,820    $1,234,508    $1,132,729
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --           378           386            --
Receivable for share redemptions                     3,337         3,682           318         1,008         4,332
------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,547,627     3,510,330       391,516     1,235,902     1,137,061
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   2,910         2,818           318         1,009           925
    Contract terminations                              427           864            --            --         3,407
Payable for investments purchased                       --            --           378           386            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,337         3,682           696         1,395         4,332
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $3,544,290    $3,506,648      $390,820    $1,234,507    $1,132,729
========================================================================================================================
(1) Investment shares                              136,266       225,074        18,880       150,001       162,983
(2) Investments, at cost                        $5,474,020    $4,995,709      $540,780    $1,767,858    $1,535,499
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   MFS           MFS          OPPEN         OPPEN         OPPEN
                                                NEW DIS,     UTILITIES,    GLOBAL SEC    MAIN ST SM     STRATEGIC
DEC. 31, 2008 (CONTINUED)                        SERV CL       SERV CL      VA, SERV    CAP VA, SERV  BOND VA, SERV


ASSETS
Investments, at fair value(1),(2)               $  668,259    $  677,063      $153,365      $135,541    $5,455,031
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --           228            54            --         7,470
Receivable for share redemptions                     1,630           549           123           108         4,378
------------------------------------------------------------------------------------------------------------------------
Total assets                                       669,889       677,840       153,542       135,649     5,466,879
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     550           549           123           108         4,378
    Contract terminations                            1,080            --            --            --            --
Payable for investments purchased                       --           228            54            --         7,470
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,630           777           177           108        11,848
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $  668,259    $  677,063      $153,365      $135,541    $5,455,031
========================================================================================================================
(1) Investment shares                               83,428        37,594         7,661        12,860     1,196,279
(2) Investments, at cost                        $1,135,954    $1,016,753      $243,746      $195,479    $6,462,326
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                PIMCO VIT      PUT VT        PUT VT        PUT VT        PUT VT
                                               ALL ASSET,    GLOBAL HLTH    HI YIELD,     INTL EQ,      INTL NEW
DEC. 31, 2008 (CONTINUED)                      ADVISOR CL    CARE, CL IB      CL IB         CL IB      OPP, CL IB


ASSETS
Investments, at fair value(1),(2)               $3,849,506      $168,879      $644,941      $ 97,128      $494,595
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --           638            --            --            96
Receivable for share redemptions                     6,803           128         1,924            79           402
------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,856,309       169,645       646,865        97,207       495,093
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   3,112           128           526            79           402
    Contract terminations                            3,691            --         1,398            --            --
Payable for investments purchased                       --           638            --            --            96
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    6,803           766         1,924            79           498
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $3,849,506      $168,879      $644,941      $ 97,128      $494,595
========================================================================================================================
(1) Investment shares                              417,065        15,325       129,506        10,926        42,564
(2) Investments, at cost                        $4,716,639      $188,785      $940,542      $175,873      $546,718
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 PUT VT        PUT VT         ROYCE      DISC ASSET    DISC ASSET
                                                NEW OPP,       VISTA,      MICRO-CAP,      ALLOC,        ALLOC,
DEC. 31, 2008 (CONTINUED)                         CL IA         CL IB       INVEST CL       AGGR         CONSERV


ASSETS
Investments, at fair value(1),(2)              $ 6,275,573      $225,032    $2,811,472      $150,440       $11,491
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --            --
Receivable for share redemptions                    26,785           187         3,745            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     6,302,358       225,219     2,815,217       150,440        11,491
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   5,159           187         2,313           121             9
    Contract terminations                           21,626            --         1,432            --            --
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   26,785           187         3,745           121             9
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $ 6,275,573      $225,032    $2,811,472      $150,319       $11,482
========================================================================================================================
(1) Investment shares                              475,783        27,080       466,247        21,277         1,364
(2) Investments, at cost                       $11,142,854      $316,362    $4,661,853      $192,269       $13,432
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               DISC ASSET    DISC ASSET    DISC ASSET   RVS PTNRS VP  RVS PTNRS VP
                                                 ALLOC,        ALLOC,        ALLOC,      FUNDAMENTAL     SELECT
DEC. 31, 2008 (CONTINUED)                          MOD        MOD AGGR    MOD CONSERV        VAL           VAL


ASSETS
Investments, at fair value(1),(2)                 $300,072       $75,481       $24,949    $2,438,071       $71,256
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --            --
Receivable for share redemptions                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                       300,072        75,481        24,949     2,438,071        71,256
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     243            60            20         1,943            56
    Contract terminations                               --            --            --           770            --
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      243            60            20         2,713            56
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                  $299,829       $75,421       $24,929    $2,435,358       $71,200
========================================================================================================================
(1) Investment shares                               39,548        10,283         3,138       357,445        10,612
(2) Investments, at cost                          $368,528       $92,760       $24,849    $3,479,227       $89,708
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                              RVS PTNRS VP                   RVS VP        RVS VP        RVS VP
                                                 SM CAP        RVS VP         CASH           DIV         DIV EQ
DEC. 31, 2008 (CONTINUED)                          VAL           BAL          MGMT          BOND           INC


ASSETS
Investments, at fair value(1),(2)               $2,850,105   $14,519,482    $8,869,633   $17,841,343   $16,289,997
Dividends receivable                                    --            --       159,400            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --         2,144         2,874         1,700
Receivable for share redemptions                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     2,850,105    14,519,482     9,031,177    17,844,217    16,291,697
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   2,281        11,846         7,219        14,430        13,191
    Contract terminations                            1,083        40,157            --            --            --
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,364        52,003         7,219        14,430        13,191
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $2,846,741   $14,467,479    $9,023,958   $17,829,787   $16,278,506
========================================================================================================================
(1) Investment shares                              317,332     1,467,594     8,877,857     1,820,857     1,841,883
(2) Investments, at cost                        $3,939,155   $20,921,596    $8,873,653   $18,983,039   $24,518,337
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP          RVS VP                    RVS VP        RVS VP
                                                 GLOBAL     GLOBAL INFLATION SEL VP       HI YIELD         INC
DEC. 31, 2008 (CONTINUED)                         BOND          PROT SEC       GRO          BOND           OPP


ASSETS
Investments, at fair value(1),(2)               $5,398,903    $2,697,376    $3,922,421    $2,535,992    $1,838,349
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                    1,209         1,728            --           582            66
Receivable for share redemptions                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     5,400,112     2,699,104     3,922,421     2,536,574     1,838,415
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   4,360         2,161         3,159         2,066         1,465
    Contract terminations                               --            --         2,083            --            --
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    4,360         2,161         5,242         2,066         1,465
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $5,395,752    $2,696,943    $3,917,179    $2,534,508    $1,836,950
========================================================================================================================
(1) Investment shares                              513,939       268,215       923,107       524,457       230,125
(2) Investments, at cost                        $5,687,162    $2,774,012    $5,983,825    $3,444,335    $2,187,047
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                               SEL VP        RVS VP        RVS VP
                                                 RVS VP        LG CAP        MID CAP       MID CAP       RVS VP
DEC. 31, 2008 (CONTINUED)                        DYN EQ          VAL           GRO           VAL         S&P 500


ASSETS
Investments, at fair value(1),(2)              $18,586,188       $43,967      $308,001      $196,626    $3,587,942
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --           886         1,288
Receivable for share redemptions                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    18,586,188        43,967       308,001       197,512     3,589,230
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  15,140            31           249           157         2,931
    Contract terminations                           12,669            --           861            --            --
Payable for investments purchased                       --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   27,809            31         1,110           157         2,931
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period               $18,558,379       $43,936      $306,891      $197,355    $3,586,299
========================================================================================================================
(1) Investment shares                            1,401,386         6,670        43,741        31,006       602,258
(2) Investments, at cost                       $28,725,893       $51,191      $511,662      $361,807    $4,860,779
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP        SEL VP        THDL VP       THDL VP
                                                  SHORT        SM CAP         EMER          INTL        THIRD AVE
DEC. 31, 2008 (CONTINUED)                       DURATION         VAL          MKTS           OPP           VAL


ASSETS
Investments, at fair value(1),(2)               $3,170,873    $  688,078    $3,234,487    $7,991,140    $3,126,371
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            31            --            --           261
Receivable for share redemptions                        --            --            --            --         2,579
------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,170,873       688,109     3,234,487     7,991,140     3,129,211
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   2,591           556         2,613         6,505         2,579
    Contract terminations                              223            --         1,176         4,945            --
Payable for investments purchased                       --            --            --            --           261
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    2,814           556         3,789        11,450         2,840
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $3,168,059    $  687,553    $3,230,698    $7,979,690    $3,126,371
========================================================================================================================
(1) Investment shares                              318,697       105,979       369,186       931,708       260,314
(2) Investments, at cost                        $3,266,410    $1,294,276    $5,401,380    $8,456,548    $5,458,043
------------------------------------------------------------------------------------------------------------------------





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                VANK LIT      VANK UIF      VANK UIF
                                                COMSTOCK,    GLOBAL REAL     MID CAP       WANGER        WANGER
DEC. 31, 2008 (CONTINUED)                         CL II      EST, CL II    GRO, CL II       INTL           USA


ASSETS
Investments, at fair value(1),(2)               $1,980,020    $  934,486      $134,640    $5,789,063    $5,019,421
Dividends receivable                                    --            --            --            --            --
Accounts receivable from RiverSource Life of
NY for contract purchase payments                       --            --            --            --         1,274
Receivable for share redemptions                     6,098         1,210           111         7,806         4,099
------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,986,118       935,696       134,751     5,796,869     5,024,794
========================================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1,596           751           109         4,693         4,099
    Contract terminations                            4,502           459             2         3,113            --
Payable for investments purchased                       --            --            --            --         1,274
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    6,098         1,210           111         7,806         5,373
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                $1,980,020    $  934,486      $134,640    $5,789,063    $5,019,421
========================================================================================================================
(1) Investment shares                              240,878       171,151        23,334       279,800       260,074
(2) Investments, at cost                        $2,824,447    $1,457,657      $263,108    $8,296,417    $7,422,997
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED
                                                                                  ASSET
                                                                               SUBACCOUNTS
                                                                       --------------------------
                                                                                        WF ADV
                                                                          WF ADV       VT SM CAP
DEC. 31, 2008 (CONTINUED)                                                 VT OPP          GRO


ASSETS
Investments, at fair value(1),(2)                                          $ 83,967      $412,221
Dividends receivable                                                             --            --
Accounts receivable from RiverSource Life of NY for contract purchase
payments                                                                          8            --
Receivable for share redemptions                                                 69         3,468
-------------------------------------------------------------------------------------------------
Total assets                                                                 84,044       415,689
=================================================================================================


LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                               69           332
    Contract terminations                                                        --         3,136
Payable for investments purchased                                                 8            --
-------------------------------------------------------------------------------------------------
Total liabilities                                                                77         3,468
-------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation
period                                                                     $ 83,967      $412,221
=================================================================================================
(1) Investment shares                                                         8,264        99,092
(2) Investments, at cost                                                   $161,393      $790,606
-------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
YEAR ENDED DEC. 31, 2008                          SER I         SER I         SER I         SER I        SER II


INVESTMENT INCOME
Dividend income                                  $      --     $      --   $   316,660     $   5,923     $  10,247
Variable account expenses                            6,534         5,732       140,221           729        10,170
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (6,534)       (5,732)      176,439         5,194            77
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                            373,341       290,101     3,554,943         9,750        26,760
  Cost of investments sold                         402,322       289,342     3,254,050        12,625        30,854
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (28,981)          759       300,893        (2,875)       (4,094)
Distributions from capital gains                        --        71,309            --        17,066        29,791
Net change in unrealized appreciation or
depreciation of investments                       (354,705)     (441,467)   (5,728,419)     (107,214)     (633,311)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (383,686)     (369,399)   (5,427,526)      (93,023)     (607,614)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(390,220)    $(375,131)  $(5,251,087)    $ (87,829)    $(607,537)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                  TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SER I         CL B          CL B          CL B          CL I


INVESTMENT INCOME
Dividend income                                   $     --     $  22,414   $    31,159      $     --   $    18,298
Variable account expenses                              701        11,261        33,680           484        17,822
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (701)       11,153        (2,521)         (484)          476
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                               15,128       401,967       213,501        38,223     1,025,177
  Cost of investments sold                          19,094       492,038       229,336        41,116       848,946
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                         (3,966)      (90,071)      (15,835)       (2,893)      176,231
Distributions from capital gains                        --       231,263       222,917            --       214,933
Net change in unrealized appreciation or
depreciation of investments                        (40,310)     (796,757)   (2,937,994)      (22,099)   (1,407,253)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (44,276)     (655,565)   (2,730,912)      (24,992)   (1,016,089)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         $(44,977)    $(644,412)  $(2,733,433)     $(25,476)  $(1,015,613)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  11

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  AC VP      CALVERT VS        COL           CS            CS
                                                  VAL,         SOCIAL       HI YIELD,     COMMODITY      U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL I           BAL         VS CL B       RETURN       FLEX III


INVESTMENT INCOME
Dividend income                                $   141,675     $  13,372      $ 17,253     $   5,949     $      --
Variable account expenses                           48,313         5,044         1,454         3,518         2,094
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     93,362         8,328        15,799         2,431        (2,094)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            2,471,143       136,231        34,092        92,514        71,236
  Cost of investments sold                       2,990,474       150,949        38,998       125,394        62,807
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (519,331)      (14,718)       (4,906)      (32,880)        8,429
Distributions from capital gains                   752,151         7,470            --        33,405            --
Net change in unrealized appreciation or
depreciation of investments                     (1,975,159)     (198,003)      (59,903)     (278,942)     (110,691)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (1,742,339)     (205,251)      (64,809)     (278,417)     (102,262)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(1,648,977)    $(196,923)     $(49,010)    $(275,986)    $(104,356)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   CS           EV VT         EG VA        FID VIP       FID VIP
                                                 U.S. EQ      FLOATING-    FUNDAMENTAL   CONTRAFUND,   GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             FLEX I       RATE INC    LG CAP, CL 2    SERV CL 2      SERV CL


INVESTMENT INCOME
Dividend income                                  $     254     $  49,908     $   3,579   $    46,465   $    68,737
Variable account expenses                            2,923         7,596         2,178        32,883        60,248
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (2,669)       42,312         1,401        13,582         8,489
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                              118,704       153,457        98,981       687,174     1,889,570
  Cost of investments sold                         118,060       172,266       112,530       809,949     1,953,801
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                            644       (18,809)      (13,549)     (122,775)      (64,231)
Distributions from capital gains                        --            --            --        57,156       783,820
Net change in unrealized appreciation or
depreciation of investments                       (126,462)     (362,067)      (87,603)   (1,999,684)   (4,109,903)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (125,818)     (380,876)     (101,152)   (2,065,303)   (3,390,314)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(128,487)    $(338,564)    $ (99,751)  $(2,051,721)  $(3,381,825)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                                                                                        FTVIPT
                                                FID VIP       FID VIP    FTVIPT FRANK  FTVIPT FRANK     MUTUAL
                                               MID CAP,      OVERSEAS,    GLOBAL REAL     SM CAP        SHARES
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SERV CL       SERV CL      EST, CL 2     VAL, CL 2     SEC, CL 2


INVESTMENT INCOME
Dividend income                               $    39,752   $    69,158   $    35,168   $    26,983     $  38,875
Variable account expenses                         101,272        27,593        31,033        22,017        11,313
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (61,520)       41,565         4,135         4,966        27,562
=======================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                           2,766,968     1,106,409     1,092,622     1,208,498       282,059
  Cost of investments sold                      2,691,966     1,111,756     1,511,879     1,216,364       314,599
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        75,002        (5,347)     (419,257)       (7,866)      (32,540)
Distributions from capital gains                1,965,591       408,269       960,489       186,877        55,293
Net change in unrealized appreciation or
depreciation of investments                    (7,283,132)   (2,099,950)   (2,285,814)   (1,033,565)     (633,728)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (5,242,539)   (1,697,028)   (1,744,582)     (854,554)     (610,975)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $(5,304,059)  $(1,655,463)  $(1,740,447)  $  (849,588)    $(583,413)
=======================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FTVIPT        GS VIT        GS VIT        GS VIT      JANUS ASPEN
                                                TEMP FOR       MID CAP     STRUCTD SM   STRUCTD U.S.  GLOBAL TECH,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SEC, CL 2     VAL, INST   CAP EQ, INST    EQ, INST        SERV


INVESTMENT INCOME
Dividend income                                $    59,106   $    87,676     $   3,521   $    41,672     $     739
Variable account expenses                           23,194        77,395         5,009        26,461         7,413
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     35,912        10,281        (1,488)       15,211        (6,674)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            1,733,678     2,087,912       212,112     1,344,242       209,733
  Cost of investments sold                       1,451,337     2,421,653       285,670     1,484,641       214,904
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        282,341      (333,741)      (73,558)     (140,399)       (5,171)
Distributions from capital gains                   241,906        15,699           889        23,378            --
Net change in unrealized appreciation or
depreciation of investments                     (1,860,035)   (3,292,284)     (139,684)   (1,171,431)     (439,825)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (1,335,788)   (3,610,326)     (212,353)   (1,288,452)     (444,996)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(1,299,876)  $(3,600,045)    $(213,841)  $(1,273,241)    $(451,670)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  13

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     LAZARD        MFS INV
                                                OVERSEAS,      JANUS,      ENTERPRISE,   RETIRE INTL   GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV          SERV          SERV        EQ, SERV       SERV CL


INVESTMENT INCOME
Dividend income                                $    69,000   $    19,856     $     387    $   21,014     $   4,928
Variable account expenses                           56,632        24,593         5,375        17,389        14,978
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     12,368        (4,737)       (4,988)        3,625       (10,050)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            1,333,688        61,690       184,963     1,002,779       526,909
  Cost of investments sold                       1,100,621        75,897       156,949     1,051,633       522,589
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        233,067       (14,207)       28,014       (48,854)        4,320
Distributions from capital gains                   996,674            --        34,749         6,085        82,244
Net change in unrealized appreciation or
depreciation of investments                     (5,335,697)   (1,505,030)     (375,661)     (845,020)     (801,851)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (4,105,956)   (1,519,237)     (312,898)     (887,789)     (715,287)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(4,093,588)  $(1,523,974)    $(317,886)   $ (884,164)    $(725,337)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                                                          OPPEN
                                                   MFS           MFS          OPPEN         OPPEN       STRATEGIC
                                                NEW DIS,     UTILITIES,    GLOBAL SEC    MAIN ST SM     BOND VA,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL       SERV CL      VA, SERV    CAP VA, SERV      SERV


INVESTMENT INCOME
Dividend income                                  $      --     $  10,640      $  1,651      $    329   $   132,388
Variable account expenses                            9,226         7,651         1,370         1,111        39,326
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (9,226)        2,989           281          (782)       93,062
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                              317,710       179,192        13,054        77,678       465,864
  Cost of investments sold                         352,800       203,586        15,580        86,643       538,561
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (35,090)      (24,394)       (2,526)       (8,965)      (72,697)
Distributions from capital gains                   218,609       129,525         8,856         6,836        31,714
Net change in unrealized appreciation or
depreciation of investments                       (646,271)     (516,855)      (90,014)      (56,312)   (1,049,996)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (462,752)     (411,724)      (83,684)      (58,441)   (1,090,979)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(471,978)    $(408,735)     $(83,403)     $(59,223)  $  (997,917)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                PIMCO VIT         PUT VT     PUT VT        PUT VT         PUT VT
                                               ALL ASSET,      GLOBAL HLTH  HI YIELD,     INTL EQ,       INTL NEW
YEAR ENDED DEC. 31, 2008 (CONTINUED)           ADVISOR CL      CARE, CL IB    CL IB         CL IB       OPP, CL IB


INVESTMENT INCOME
Dividend income                                  $ 222,717      $     --     $  95,036     $   3,827     $  13,096
Variable account expenses                           26,358         1,048         8,487         1,558         7,226
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    196,359        (1,048)       86,549         2,269         5,870
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                              375,076        52,756       368,428        82,770       299,635
  Cost of investments sold                         435,689        54,062       427,914       104,577       227,646
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (60,613)       (1,306)      (59,486)      (21,807)       71,989
Distributions from capital gains                    12,756           974            --        29,401            --
Net change in unrealized appreciation or
depreciation of investments                       (855,208)      (20,674)     (285,382)     (103,630)     (500,529)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (903,065)      (21,006)     (344,868)      (96,036)     (428,540)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(706,706)     $(22,054)    $(258,319)    $ (93,767)    $(422,670)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 PUT VT        PUT VT         ROYCE      DISC ASSET    DISC ASSET
                                                NEW OPP,       VISTA,      MICRO-CAP,      ALLOC,        ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)            CL IA         CL IB       INVEST CL      AGGR(1)     CONSERV(1)


INVESTMENT INCOME
Dividend income                                $    29,471     $      --   $   112,672      $     --       $    --
Variable account expenses                           84,527         3,242        44,309           707            61
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (55,056)       (3,242)       68,363          (707)          (61)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            2,061,119        98,117     1,918,378         1,646           825
  Cost of investments sold                       2,665,756        93,652     1,847,339         1,975           904
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (604,637)        4,465        71,039          (329)          (79)
Distributions from capital gains                        --            --       472,165            --            --
Net change in unrealized appreciation or
depreciation of investments                     (3,700,533)     (205,683)   (3,079,200)      (41,829)       (1,941)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (4,305,170)     (201,218)   (2,535,996)      (42,158)       (2,020)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(4,360,226)    $(204,460)  $(2,467,633)     $(42,865)      $(2,081)
========================================================================================================================




 (1)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  15

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               DISC ASSET    DISC ASSET      DISC ASSET RVS PTNRS VP  RVS PTNRS VP
                                                 ALLOC,        ALLOC,          ALLOC,    FUNDAMENTAL     SELECT
PERIOD ENDED DEC. 31, 2008 (CONTINUED)           MOD(1)      MOD AGGR(1)   MOD CONSERV(1)    VAL           VAL


INVESTMENT INCOME
Dividend income                                   $     --      $     --       $    --   $       275      $     --
Variable account expenses                            1,326           343            72        17,276           226
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (1,326)         (343)          (72)      (17,001)         (226)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                               32,717        78,493        12,537        79,698         4,063
  Cost of investments sold                          38,598        79,625        15,412        89,097         4,994
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                         (5,881)       (1,132)       (2,875)       (9,399)         (931)
Distributions from capital gains                        --            --            --         6,821            63
Net change in unrealized appreciation or
depreciation of investments                        (68,456)      (17,279)          100    (1,034,848)      (17,472)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (74,337)      (18,411)       (2,775)   (1,037,426)      (18,340)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         $(75,663)     $(18,754)      $(2,847)  $(1,054,427)     $(18,566)
========================================================================================================================




 (1)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                              RVS PTNRS VP                   RVS VP        RVS VP        RVS VP
                                                 SM CAP        RVS VP         CASH           DIV         DIV EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)               VAL           BAL          MGMT          BOND           INC


INVESTMENT INCOME
Dividend income                                $     1,344   $    52,020    $  187,082   $    74,322  $     16,516
Variable account expenses                           21,730       183,504        74,547       164,300       191,451
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (20,386)     (131,484)      112,535       (89,978)     (174,935)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                              187,806     5,440,871     2,257,398     3,076,055     1,991,991
  Cost of investments sold                         209,348     6,150,469     2,257,882     3,221,327     2,138,284
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (21,542)     (709,598)         (484)     (145,272)     (146,293)
Distributions from capital gains                    49,978     1,552,963            --            --     1,978,576
Net change in unrealized appreciation or
depreciation of investments                     (1,008,481)   (7,747,910)       (2,342)   (1,196,838)  (12,453,955)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (980,045)   (6,904,545)       (2,826)   (1,342,110)  (10,621,672)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $(1,000,431)  $(7,036,029)   $  109,709   $(1,432,088) $(10,796,607)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP          RVS VP                    RVS VP
                                                 GLOBAL     GLOBAL INFLATION SEL VP       HI YIELD       RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)              BOND          PROT SEC       GRO          BOND         INC OPP


INVESTMENT INCOME
Dividend income                                  $ 367,502     $  52,178   $     9,063    $   12,510     $     826
Variable account expenses                           45,079        18,024        39,402        34,951        12,914
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    322,423        34,154       (30,339)      (22,441)      (12,088)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
    Proceeds from sales                            764,381       737,568       446,349     1,810,111       281,015
    Cost of investments sold                       793,606       763,493       501,713     1,939,876       318,477
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (29,225)      (25,925)      (55,364)     (129,765)      (37,462)
Distributions from capital gains                     2,369            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                       (424,306)      (90,322)   (2,486,337)     (815,542)     (342,604)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (451,162)     (116,247)   (2,541,701)     (945,307)     (380,066)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(128,739)    $ (82,093)  $(2,572,040)   $ (967,748)    $(392,154)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                               SEL VP        RVS VP        RVS VP
                                                 RVS VP        LG CAP        MID CAP       MID CAP       RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)             DYN EQ          VAL           GRO           VAL         S&P 500


INVESTMENT INCOME
Dividend income                               $     67,132       $     9     $      82     $      --   $     4,651
Variable account expenses                          261,419           164         3,923         2,190        51,672
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (194,287)         (155)       (3,841)       (2,190)      (47,021)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                            6,925,809         8,329       156,201        93,140     2,177,927
  Cost of investments sold                       7,312,572         9,702       174,049       121,038     2,201,384
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                       (386,763)       (1,373)      (17,848)      (27,898)      (23,457)
Distributions from capital gains                 3,278,950           291         3,047        45,754       256,307
Net change in unrealized appreciation or
depreciation of investments                    (17,715,929)       (5,529)     (230,836)     (161,081)   (2,651,431)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (14,823,742)       (6,611)     (245,637)     (143,225)   (2,418,581)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $(15,018,029)      $(6,766)    $(249,478)    $(145,415)  $(2,465,602)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  17

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP        SEL VP        THDL VP       THDL VP
                                                  SHORT        SM CAP         EMER          INTL        THIRD AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)            DURATION         VAL          MKTS           OPP           VAL


INVESTMENT INCOME
Dividend income                                  $   5,221     $      --   $    27,231   $   288,845   $    43,429
Variable account expenses                           31,678         9,057        34,769       111,370        49,860
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (26,457)       (9,057)       (7,538)      177,475        (6,431)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                              957,340       333,848       307,254     3,075,240     2,578,531
  Cost of investments sold                         966,936       458,004       316,061     2,318,893     2,678,193
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                         (9,596)     (124,156)       (8,807)      756,347       (99,662)
Distributions from capital gains                        --       127,257       682,623            --       865,055
Net change in unrealized appreciation or
depreciation of investments                        (84,773)     (471,582)   (3,421,824)   (7,055,399)   (3,674,669)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (94,369)     (468,481)   (2,748,008)   (6,299,052)   (2,909,276)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(120,826)    $(477,538)  $(2,755,546)  $(6,121,577)  $(2,915,707)
========================================================================================================================





                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                VANK LIT      VANK UIF      VANK UIF
                                                COMSTOCK,    GLOBAL REAL     MID CAP       WANGER        WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL II      EST, CL II    GRO, CL II       INTL           USA


INVESTMENT INCOME
Dividend income                                  $  21,111     $  19,882     $   1,444   $    73,842   $        --
Variable account expenses                           14,192         5,946         1,553        70,400        65,786
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      6,919        13,936          (109)        3,442       (65,786)
========================================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
investments:
  Proceeds from sales                               69,987        27,320        75,763       875,536     1,522,379
  Cost of investments sold                          83,499        34,106       108,475       844,335     1,526,970
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                        (13,512)       (6,786)      (32,712)       31,201        (4,591)
Distributions from capital gains                    51,848        46,392        55,063     1,116,919       923,474
Net change in unrealized appreciation or
depreciation of investments                       (823,075)     (512,850)     (129,935)   (5,666,230)   (4,259,860)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (784,739)     (473,244)     (107,584)   (4,518,110)   (3,340,977)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $(777,820)    $(459,308)    $(107,693)  $(4,514,668)  $(3,406,763)
========================================================================================================================




See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED
                                                                                    ASSET
                                                                                 SUBACCOUNTS
                                                                      --------------------------------
                                                                                       WF ADV
                                                                         WF ADV       VT SM CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                     VT OPP          GRO


INVESTMENT INCOME
Dividend income                                                           $  2,440     $      --
Variable account expenses                                                    1,034         5,203
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                              1,406        (5,203)
======================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                                       46,102       159,659
  Cost of investments sold                                                  61,664       211,628
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                           (15,562)      (51,969)
Distributions from capital gains                                            28,799       162,532
Net change in unrealized appreciation or depreciation of investments       (72,903)     (404,705)
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             (59,666)     (294,142)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $(58,260)    $(299,345)
======================================================================================================





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
YEAR ENDED DEC. 31, 2008                          SER I         SER I         SER I         SER I        SER II


OPERATIONS
Investment income (loss) -- net                 $   (6,534)    $  (5,732)  $   176,439     $   5,194    $       77
Net realized gain (loss) on sales of
investments                                        (28,981)          759       300,893        (2,875)       (4,094)
Distributions from capital gains                        --        71,309            --        17,066        29,791
Net change in unrealized appreciation or
depreciation of investments                       (354,705)     (441,467)   (5,728,419)     (107,214)     (633,311)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (390,220)     (375,131)   (5,251,087)      (87,829)     (607,537)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                          62,444        52,195     1,251,173        15,175       298,649
Net transfers(1)                                  (287,143)     (213,812)   (2,489,115)      198,622     1,670,109
Transfers for policy loans                         (14,785)       (5,758)      (87,263)         (606)       (6,045)
Policy charges                                     (27,904)      (21,672)     (747,639)       (4,411)      (43,264)
Contract terminations:
  Surrender benefits                               (30,254)      (44,568)   (1,099,482)       (1,201)      (20,409)
  Death benefits                                        --            --        (2,248)       (1,961)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (297,642)     (233,615)   (3,174,574)      205,618     1,899,040
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,091,901       965,506    19,400,196        30,976       321,198
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  404,039     $ 356,760   $10,974,535     $ 148,765    $1,612,701
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,254,184       639,054     9,893,756        27,670       309,551
Contract purchase payments                          91,864        44,700       730,197        24,432       382,349
Net transfers(1)                                  (424,285)     (176,356)   (1,433,706)      291,716     2,040,120
Transfers for policy loans                         (21,306)       (4,650)      (47,404)       (1,195)       (6,590)
Policy charges                                     (41,148)      (18,932)     (441,126)       (7,056)      (57,951)
Contract terminations:
  Surrender benefits                               (45,070)      (33,925)     (616,304)       (1,520)      (29,795)
  Death benefits                                        --            --        (1,183)       (3,418)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   814,239       449,891     8,084,230       330,629     2,637,684
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                  TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SER I         CL B          CL B          CL B          CL I


OPERATIONS
Investment income (loss) -- net                   $   (701)   $   11,153   $    (2,521)     $   (484)  $       476
Net realized gain (loss) on sales of
investments                                         (3,966)      (90,071)      (15,835)       (2,893)      176,231
Distributions from capital gains                        --       231,263       222,917            --       214,933
Net change in unrealized appreciation or
depreciation of investments                        (40,310)     (796,757)   (2,937,994)      (22,099)   (1,407,253)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          (44,977)     (644,412)   (2,733,433)      (25,476)   (1,015,613)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                           7,740       261,252     1,065,518        19,084       115,219
Net transfers(1)                                    10,984      (189,219)    1,794,669        46,180      (823,529)
Transfers for policy loans                            (827)      (26,065)      (30,696)          232        (6,213)
Policy charges                                      (2,469)      (53,598)     (174,213)       (2,756)      (53,515)
Contract terminations:
  Surrender benefits                                (1,613)      (38,424)      (93,564)         (357)     (129,875)
  Death benefits                                        --            --            --            --        (6,390)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                        13,815       (46,054)    2,561,714        62,383      (904,303)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     85,722     1,641,834     3,576,014        26,914     2,929,802
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 54,560    $  951,368   $ 3,404,295      $ 63,821   $ 1,009,886
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              59,398     1,066,150     1,530,848        25,290     2,303,521
Contract purchase payments                           6,886       210,424       637,795        21,872       115,806
Net transfers(1)                                     6,899      (127,936)    1,158,170        56,749      (781,303)
Transfers for policy loans                            (871)      (19,242)      (15,311)          364        (6,332)
Policy charges                                      (2,271)      (45,976)     (106,764)       (3,319)      (54,086)
Contract terminations:
  Surrender benefits                                (1,301)      (32,327)      (57,077)         (401)     (119,723)
  Death benefits                                        --            --            --            --        (5,750)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    68,740     1,051,093     3,147,661       100,555     1,452,133
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  AC VP      CALVERT VS        COL                         CS
                                                  VAL,         SOCIAL       HI YIELD,   CS COMMODITY     U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL I           BAL         VS CL B       RETURN       FLEX III


OPERATIONS
Investment income (loss) -- net                $    93,362     $   8,328      $ 15,799     $   2,431     $  (2,094)
Net realized gain (loss) on sales of
investments                                       (519,331)      (14,718)       (4,906)      (32,880)        8,429
Distributions from capital gains                   752,151         7,470            --        33,405            --
Net change in unrealized appreciation or
depreciation of investments                     (1,975,159)     (198,003)      (59,903)     (278,942)     (110,691)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (1,648,977)     (196,923)      (49,010)     (275,986)     (104,356)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         455,544        63,955        34,512        45,532        21,712
Net transfers(1)                                (2,120,160)      (75,824)       91,863       635,998        (5,600)
Transfers for policy loans                         (49,334)       (6,808)         (734)       (3,888)       (8,527)
Policy charges                                    (194,946)      (25,162)       (8,094)      (20,883)      (10,717)
Contract terminations:
  Surrender benefits                              (370,573)      (18,718)       (3,979)      (10,276)      (10,766)
  Death benefits                                       (39)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (2,279,508)      (62,557)      113,568       646,483       (13,898)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  7,680,620       659,683       111,742        17,582       291,640
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 3,752,135     $ 400,203      $176,300     $ 388,079     $ 173,386
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           4,434,314       605,858       103,515        15,654       276,827
Contract purchase payments                         301,437        67,143        34,643        45,059        25,608
Net transfers(1)                                (1,348,805)      (81,943)       94,206       498,766         2,143
Transfers for policy loans                         (35,355)       (5,235)         (720)       (2,980)      (11,650)
Policy charges                                    (130,231)      (26,790)       (8,299)      (20,226)      (12,601)
Contract terminations:
  Surrender benefits                              (236,096)      (18,999)       (4,323)      (10,154)      (11,128)
  Death benefits                                       (31)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,985,233       540,034       219,022       526,119       269,199
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   CS           EV VT         EG VA        FID VIP       FID VIP
                                                 U.S. EQ      FLOATING-    FUNDAMENTAL   CONTRAFUND,   GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             FLEX I       RATE INC    LG CAP, CL 2    SERV CL 2      SERV CL


OPERATIONS
Investment income (loss) -- net                  $  (2,669)   $   42,312      $  1,401   $    13,582   $     8,489
Net realized gain (loss) on sales of
investments                                            644       (18,809)      (13,549)     (122,775)      (64,231)
Distributions from capital gains                        --            --            --        57,156       783,820
Net change in unrealized appreciation or
depreciation of investments                       (126,462)     (362,067)      (87,603)   (1,999,684)   (4,109,903)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (128,487)     (338,564)      (99,751)   (2,051,721)   (3,381,825)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                          35,874       208,559        63,283       931,517       639,133
Net transfers(1)                                   (57,954)    1,010,571        59,027     4,232,686    (1,398,257)
Transfers for policy loans                             (26)       (4,857)       (1,404)       15,934       (20,619)
Policy charges                                     (11,435)      (37,218)      (12,416)     (148,505)     (247,833)
Contract terminations:
  Surrender benefits                               (28,076)      (22,290)      (22,539)      (64,724)     (547,816)
  Death benefits                                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       (61,617)    1,154,765        85,951     4,966,908    (1,575,392)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    421,907       235,775       240,793     1,208,564     9,141,760
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 231,803    $1,051,976      $226,993   $ 4,123,751   $ 4,184,543
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             640,728       240,217       155,472     1,117,417     7,297,140
Contract purchase payments                          63,727       232,747        49,168     1,107,462       635,120
Net transfers(1)                                   (95,112)    1,085,153        44,649     4,735,025    (1,352,751)
Transfers for policy loans                             (14)       (5,194)       (1,062)       26,018       (26,221)
Policy charges                                     (20,754)      (42,500)       (9,733)     (185,743)     (249,427)
Contract terminations:
  Surrender benefits                               (45,454)      (26,179)      (17,767)      (88,625)     (515,052)
  Death benefits                                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   543,121     1,484,244       220,727     6,711,554     5,788,809
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FID VIP       FID VIP    FTVIPT FRANK  FTVIPT FRANK      FTVIPT
                                                MID CAP,      OVERSEAS,    GLOBAL REAL     SM CAP     MUTUAL SHARES
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL       SERV CL      EST, CL 2     VAL, CL 2     SEC, CL 2


OPERATIONS
Investment income (loss) -- net                $   (61,520)  $    41,565   $     4,135   $     4,966    $   27,562
Net realized gain (loss) on sales of
investments                                         75,002        (5,347)     (419,257)       (7,866)      (32,540)
Distributions from capital gains                 1,965,591       408,269       960,489       186,877        55,293
Net change in unrealized appreciation or
depreciation of investments                     (7,283,132)   (2,099,950)   (2,285,814)   (1,033,565)     (633,728)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (5,304,059)   (1,655,463)   (1,740,447)     (849,588)     (583,413)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         896,998       273,938       557,125       346,554       316,472
Net transfers(1)                                (1,771,769)     (795,403)   (1,118,218)   (1,054,154)     (107,477)
Transfers for policy loans                         (66,235)      (54,055)      (13,382)      (29,198)      (19,018)
Policy charges                                    (407,570)      (95,060)     (146,153)      (98,391)      (54,612)
Contract terminations:
  Surrender benefits                              (713,834)     (191,732)     (158,345)     (161,595)      (11,358)
  Death benefits                                    (3,094)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (2,065,504)     (862,312)     (878,973)     (996,784)      124,007
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 14,834,006     4,355,073     4,756,120     3,448,580     1,478,815
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 7,464,443   $ 1,837,298   $ 2,136,700   $ 1,602,208    $1,019,409
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           6,598,420     2,869,475     2,195,214     1,621,694       900,701
Contract purchase payments                         487,705       233,368       322,661       188,162       232,093
Net transfers(1)                                  (906,486)     (648,778)     (611,581)     (526,489)      (71,870)
Transfers for policy loans                         (37,023)      (42,091)       (7,744)      (14,085)      (13,753)
Policy charges                                    (225,845)      (81,271)      (84,444)      (53,305)      (41,016)
Contract terminations:
  Surrender benefits                              (376,551)     (154,562)      (86,725)      (80,975)       (9,964)
  Death benefits                                    (1,573)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 5,538,647     2,176,141     1,727,381     1,135,002       996,191
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FTVIPT        GS VIT        GS VIT        GS VIT      JANUS ASPEN
                                                TEMP FOR       MID CAP     STRUCTD SM   STRUCTD U.S.  GLOBAL TECH,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SEC, CL 2     VAL, INST   CAP EQ, INST    EQ, INST        SERV


OPERATIONS
Investment income (loss) -- net                $    35,912   $    10,281     $  (1,488)  $    15,211    $   (6,674)
Net realized gain (loss) on sales of
investments                                        282,341      (333,741)      (73,558)     (140,399)       (5,171)
Distributions from capital gains                   241,906        15,699           889        23,378            --
Net change in unrealized appreciation or
depreciation of investments                     (1,860,035)   (3,292,284)     (139,684)   (1,171,431)     (439,825)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (1,299,876)   (3,600,045)     (213,841)   (1,273,241)     (451,670)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         190,436     1,202,182        57,640       407,417       118,970
Net transfers(1)                                (1,602,570)   (1,732,979)     (157,902)   (1,282,805)      (79,537)
Transfers for policy loans                         (10,767)      (70,768)      (12,678)       (2,748)      (22,195)
Policy charges                                     (72,578)     (309,379)      (17,575)     (116,064)      (49,126)
Contract terminations:
  Surrender benefits                              (161,330)     (502,706)      (16,838)     (129,076)      (22,886)
  Death benefits                                        --        (2,848)           --            --        (2,301)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (1,656,809)   (1,416,498)     (147,353)   (1,123,276)      (57,075)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  4,440,211    10,889,350       748,328     4,283,938     1,044,617
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 1,483,526   $ 5,872,807     $ 387,134   $ 1,887,421    $  535,872
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,778,236     4,623,406       536,547     3,963,698     1,645,732
Contract purchase payments                         147,149       605,089        49,337       455,848       238,445
Net transfers(1)                                (1,174,260)     (794,045)     (120,653)   (1,347,170)     (168,329)
Transfers for policy loans                          (6,643)      (32,447)      (11,106)       (2,725)      (44,044)
Policy charges                                     (57,195)     (157,364)      (15,218)     (131,539)     (101,565)
Contract terminations:
  Surrender benefits                              (116,439)     (246,259)      (14,403)     (140,953)      (43,775)
  Death benefits                                        --        (1,363)           --            --        (5,944)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,570,848     3,997,017       424,504     2,797,159     1,520,520
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     LAZARD        MFS INV
                                                OVERSEAS,      JANUS,      ENTERPRISE,   RETIRE INTL   GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV          SERV          SERV        EQ, SERV       SERV CL


OPERATIONS
Investment income (loss) -- net                $    12,368   $    (4,737)    $  (4,988)   $    3,625    $  (10,050)
Net realized gain (loss) on sales of
investments                                        233,067       (14,207)       28,014       (48,854)        4,320
Distributions from capital gains                   996,674            --        34,749         6,085        82,244
Net change in unrealized appreciation or
depreciation of investments                     (5,335,697)   (1,505,030)     (375,661)     (845,020)     (801,851)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (4,093,588)   (1,523,974)     (317,886)     (884,164)     (725,337)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         624,156       719,687        52,305       210,007       188,303
Net transfers(1)                                  (760,593)    3,682,196        13,406      (831,573)     (309,894)
Transfers for policy loans                          (9,492)      (11,054)       (5,369)      (13,743)       (9,900)
Policy charges                                    (200,210)     (107,085)      (21,463)      (67,377)      (63,336)
Contract terminations:
  Surrender benefits                              (420,423)      (50,098)      (35,245)     (182,459)      (76,747)
  Death benefits                                        --        (2,286)       (2,099)           --        (2,380)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (766,562)    4,231,360         1,535      (885,145)     (273,954)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  8,404,440       799,262       707,171     3,003,816     2,132,020
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 3,544,290   $ 3,506,648     $ 390,820    $1,234,507    $1,132,729
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           4,242,164       769,172       810,504     2,139,151     2,642,496
Contract purchase payments                         412,785       889,429        76,049       187,248       283,610
Net transfers(1)                                  (482,327)    4,226,248         4,215      (697,267)     (443,367)
Transfers for policy loans                          (3,080)      (11,997)       (6,295)      (13,169)      (17,092)
Policy charges                                    (136,164)     (138,003)      (30,676)      (60,704)      (96,420)
Contract terminations:
  Surrender benefits                              (254,380)      (69,466)      (44,764)     (146,754)     (116,767)
  Death benefits                                        --        (3,516)       (3,970)           --        (4,488)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,778,998     5,661,867       805,063     1,408,505     2,247,972
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   MFS           MFS      OPPEN GLOBAL      OPPEN         OPPEN
                                                NEW DIS,     UTILITIES,        SEC       MAIN ST SM     STRATEGIC
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL       SERV CL      VA, SERV    CAP VA, SERV  BOND VA, SERV


OPERATIONS
Investment income (loss) -- net                 $   (9,226)    $   2,989      $    281      $   (782)  $    93,062
Net realized gain (loss) on sales of
investments                                        (35,090)      (24,394)       (2,526)       (8,965)      (72,697)
Distributions from capital gains                   218,609       129,525         8,856         6,836        31,714
Net change in unrealized appreciation or
depreciation of investments                       (646,271)     (516,855)      (90,014)      (56,312)   (1,049,996)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (471,978)     (408,735)      (83,403)      (59,223)     (997,917)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         128,026       147,718        26,795        41,627       849,333
Net transfers(1)                                  (252,668)      218,600       105,027        25,150     4,595,933
Transfers for policy loans                          (6,690)       (6,421)       (1,945)        3,278       (21,899)
Policy charges                                     (46,838)      (44,010)       (4,933)       (6,458)     (194,698)
Contract terminations:
  Surrender benefits                               (65,324)      (24,328)       (1,297)          (70)     (101,029)
  Death benefits                                        --        (2,063)           --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (243,494)      289,496       123,647        63,527     5,127,640
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,383,731       796,302       113,121       131,237     1,325,308
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  668,259     $ 677,063      $153,365      $135,541   $ 5,455,031
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,357,512       285,690       100,931       134,189     1,170,695
Contract purchase payments                         158,009        65,889        31,370        52,370       782,221
Net transfers(1)                                  (283,569)       75,673       108,151        44,131     4,032,059
Transfers for policy loans                          (7,021)       (2,453)       (1,872)        3,256       (19,878)
Policy charges                                     (57,123)      (19,678)       (5,661)       (8,311)     (182,653)
Contract terminations:
  Surrender benefits                               (74,006)       (9,636)       (1,512)          (80)      (96,625)
  Death benefits                                        --        (1,256)           --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,093,802       394,229       231,407       225,555     5,685,819
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                PIMCO VIT      PUT VT        PUT VT        PUT VT        PUT VT
                                               ALL ASSET,    GLOBAL HLTH    HI YIELD,     INTL EQ,      INTL NEW
YEAR ENDED DEC. 31, 2008 (CONTINUED)           ADVISOR CL    CARE, CL IB      CL IB         CL IB      OPP, CL IB


OPERATIONS
Investment income (loss) -- net                 $  196,359      $ (1,048)   $   86,549     $   2,269    $    5,870
Net realized gain (loss) on sales of
investments                                        (60,613)       (1,306)      (59,486)      (21,807)       71,989
Distributions from capital gains                    12,756           974            --        29,401            --
Net change in unrealized appreciation or
depreciation of investments                       (855,208)      (20,674)     (285,382)     (103,630)     (500,529)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (706,706)      (22,054)     (258,319)      (93,767)     (422,670)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         658,812        29,037        65,042        28,605        55,163
Net transfers(1)                                 3,419,040        85,771      (285,779)      (67,496)     (229,235)
Transfers for policy loans                         (15,519)         (910)          176          (647)       (8,962)
Policy charges                                    (113,853)       (7,020)      (30,241)       (5,784)      (27,004)
Contract terminations:
  Surrender benefits                               (70,237)       (3,816)      (31,763)         (685)      (23,147)
  Death benefits                                    (2,789)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     3,875,454       103,062      (282,565)      (46,007)     (233,185)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    680,758        87,871     1,185,825       236,902     1,150,450
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,849,506      $168,879    $  644,941     $  97,128    $  494,595
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             646,966        67,920       764,394       117,229       840,943
Contract purchase payments                         671,837        24,838        45,459        17,704        52,004
Net transfers(1)                                 3,286,592        75,924      (199,201)      (43,569)     (201,739)
Transfers for policy loans                         (15,163)         (827)          540          (560)       (9,147)
Policy charges                                    (118,888)       (5,997)      (21,445)       (3,693)      (25,646)
Contract terminations:
  Surrender benefits                               (77,930)       (3,018)      (22,340)         (580)      (22,197)
  Death benefits                                    (3,236)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 4,390,178       158,840       567,407        86,531       634,218
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 PUT VT        PUT VT         ROYCE      DISC ASSET    DISC ASSET
                                                NEW OPP,       VISTA,      MICRO-CAP,      ALLOC,        ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)            CL IA         CL IB       INVEST CL      AGGR(2)     CONSERV(2)


OPERATIONS
Investment income (loss) -- net                $   (55,056)    $  (3,242)  $    68,363      $   (707)      $   (61)
Net realized gain (loss) on sales of
investments                                       (604,637)        4,465        71,039          (329)          (79)
Distributions from capital gains                        --            --       472,165            --            --
Net change in unrealized appreciation or
depreciation of investments                     (3,700,533)     (205,683)   (3,079,200)      (41,829)       (1,941)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (4,360,226)     (204,460)   (2,467,633)      (42,865)       (2,081)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         957,252        42,438       408,774        41,343            75
Net transfers(1)                                (1,532,701)      (54,784)   (1,518,036)      153,424        14,219
Transfers for policy loans                         (41,942)         (563)      (17,161)           --            --
Policy charges                                    (483,561)      (15,729)     (196,313)       (1,518)         (656)
Contract terminations:
  Surrender benefits                              (682,970)      (17,622)     (396,569)          (65)          (75)
  Death benefits                                      (167)           --        (3,937)           --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (1,784,089)      (46,260)   (1,723,242)      193,184        13,563
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 12,419,888       475,752     7,002,347            --            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 6,275,573     $ 225,032   $ 2,811,472      $150,319       $11,482
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           8,021,951       618,168     2,726,091            --            --
Contract purchase payments                         759,952        70,088       195,263        42,030            --
Net transfers(1)                                (1,177,715)      (88,598)     (685,708)      172,061        14,400
Transfers for policy loans                         (31,489)         (635)       (7,967)           --            --
Policy charges                                    (387,915)      (26,557)      (94,932)       (1,924)         (730)
Contract terminations:
  Surrender benefits                              (521,335)      (30,671)     (184,049)           --            --
  Death benefits                                      (125)           --        (1,714)           --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 6,663,324       541,795     1,946,984       212,167        13,670
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

 (2)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               DISC ASSET    DISC ASSET    DISC ASSET   RVS PTNRS VP  RVS PTNRS VP
                                                 ALLOC,        ALLOC,      ALLOC, MOD    FUNDAMENTAL     SELECT
PERIOD ENDED DEC. 31, 2008 (CONTINUED)           MOD(2)      MOD AGGR(2)   CONSERV(2)        VAL           VAL


OPERATIONS
Investment income (loss) -- net                   $ (1,326)     $   (343)      $   (72)  $   (17,001)     $   (226)
Net realized gain (loss) on sales of
investments                                         (5,881)       (1,132)       (2,875)       (9,399)         (931)
Distributions from capital gains                        --            --            --         6,821            63
Net change in unrealized appreciation or
depreciation of investments                        (68,456)      (17,279)          100    (1,034,848)      (17,472)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          (75,663)      (18,754)       (2,847)   (1,054,427)      (18,566)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                           3,870        13,503            75       504,167         9,069
Net transfers(1)                                   378,299        82,767        28,504     2,553,554        75,457
Transfers for policy loans                              --            --            --        (8,202)       (1,293)
Policy charges                                      (6,602)       (2,020)         (735)      (73,545)       (1,692)
Contract terminations:
  Surrender benefits                                   (75)          (75)          (68)      (36,430)           --
  Death benefits                                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       375,492        94,175        27,776     2,939,544        81,541
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --            --            --       550,241         8,225
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $299,829      $ 75,421       $24,929   $ 2,435,358      $ 71,200
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --            --            --       567,153         7,427
Contract purchase payments                           4,378        17,169            --       649,486        12,439
Net transfers(1)                                   398,821        87,923        32,249     3,067,677        86,602
Transfers for policy loans                              --            --            --        (9,632)       (1,780)
Policy charges                                      (8,001)       (2,439)         (865)      (98,818)       (2,227)
Contract terminations:
  Surrender benefits                                    --            --            --       (52,831)           --
  Death benefits                                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   395,198       102,653        31,384     4,123,035       102,461
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.

 (2)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                RVS PTNRS                    RVS VP        RVS VP        RVS VP
                                                VP SM CAP        RVS          CASH           DIV         DIV EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)               VAL         VP BAL         MGMT          BOND           INC


OPERATIONS
Investment income (loss) -- net                $   (20,386)  $  (131,484)   $  112,535   $   (89,978) $   (174,935)
Net realized gain (loss) on sales of
investments                                        (21,542)     (709,598)         (484)     (145,272)     (146,293)
Distributions from capital gains                    49,978     1,552,963            --            --     1,978,576
Net change in unrealized appreciation or
depreciation of investments                     (1,008,481)   (7,747,910)       (2,342)   (1,196,838)  (12,453,955)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (1,000,431)   (7,036,029)      109,709    (1,432,088)  (10,796,607)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         619,158     1,914,583     1,555,302     2,468,001     3,006,890
Net transfers(1)                                 2,192,592    (3,854,299)      802,784     2,881,110       388,451
Transfers for policy loans                         (17,435)      (67,914)     (108,584)      (86,713)      (87,846)
Policy charges                                     (96,846)   (1,551,471)     (739,897)     (955,454)     (854,961)
Contract terminations:
  Surrender benefits                               (40,920)   (1,484,584)     (533,080)     (724,143)     (825,217)
  Death benefits                                        --       (11,852)           --          (329)      (23,077)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     2,656,549    (5,055,537)      976,525     3,582,472     1,604,240
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,190,623    26,559,045     7,937,724    15,679,403    25,470,873
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 2,846,741   $14,467,479    $9,023,958   $17,829,787  $ 16,278,506
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             722,860    24,520,052     7,117,109    11,883,150    13,178,887
Contract purchase payments                         441,189     2,049,020     1,390,196     1,929,312     1,962,041
Net transfers(1)                                 1,500,287    (4,028,041)      703,181     2,126,629       288,285
Transfers for policy loans                         (12,350)      (63,637)      (96,089)      (67,805)      (60,213)
Policy charges                                     (70,946)   (1,681,150)     (657,688)     (750,537)     (564,787)
Contract terminations:
  Surrender benefits                               (32,234)   (1,549,893)     (473,556)     (566,384)     (514,384)
  Death benefits                                        --       (16,048)           --          (256)      (14,045)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,548,806    19,230,303     7,983,153    14,554,109    14,275,784
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                 RVS VP                    RVS VP
                                                 RVS VP     GLOBAL INFLATION SEL VP       HI YIELD       RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)           GLOBAL BOND      PROT SEC       GRO          BOND         INC OPP


OPERATIONS
Investment income (loss) -- net                 $  322,423    $   34,154   $   (30,339)  $   (22,441)   $  (12,088)
Net realized gain (loss) on sales of
investments                                        (29,225)      (25,925)      (55,364)     (129,765)      (37,462)
Distributions from capital gains                     2,369            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                       (424,306)      (90,322)   (2,486,337)     (815,542)     (342,604)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (128,739)      (82,093)   (2,572,040)     (967,748)     (392,154)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         741,357       462,203       904,612       486,352       376,616
Net transfers(1)                                 1,575,041     1,992,701     1,760,505    (1,702,844)    1,559,337
Transfers for policy loans                          (9,730)      (11,781)      (12,259)      (26,232)       (8,165)
Policy charges                                    (201,719)      (86,111)     (188,904)     (160,233)      (61,917)
Contract terminations:
  Surrender benefits                              (235,782)      (45,336)     (165,174)     (201,433)      (41,652)
  Death benefits                                        --            --           (69)       (1,396)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     1,869,167     2,311,676     2,298,711    (1,605,786)    1,824,219
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  3,655,324       467,360     4,190,508     5,108,042       404,885
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $5,395,752    $2,696,943   $ 3,917,179   $ 2,534,508    $1,836,950
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,335,046       424,074     5,979,585     3,543,623       379,185
Contract purchase payments                         476,162       415,620     1,685,568       365,942       380,689
Net transfers(1)                                   969,882     1,755,728     3,153,170    (1,244,780)    1,493,612
Transfers for policy loans                          (6,047)      (10,436)      (25,678)      (22,325)       (7,965)
Policy charges                                    (130,545)      (78,646)     (357,822)     (121,386)      (63,809)
Contract terminations:
  Surrender benefits                              (151,366)      (40,378)     (299,813)     (149,004)      (43,629)
  Death benefits                                        --            --          (162)         (963)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,493,132     2,465,962    10,134,848     2,371,107     2,138,083
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                               SEL VP        RVS VP        RVS VP
                                                 RVS VP        LG CAP        MID CAP       MID CAP       RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)             DYN EQ          VAL           GRO           VAL         S&P 500


OPERATIONS
Investment income (loss) -- net               $   (194,287)      $  (155)    $  (3,841)    $  (2,190)  $   (47,021)
Net realized gain (loss) on sales of
investments                                       (386,763)       (1,373)      (17,848)      (27,898)      (23,457)
Distributions from capital gains                 3,278,950           291         3,047        45,754       256,307
Net change in unrealized appreciation or
depreciation of investments                    (17,715,929)       (5,529)     (230,836)     (161,081)   (2,651,431)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      (15,018,029)       (6,766)     (249,478)     (145,415)   (2,465,602)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       3,089,013         9,546        76,575        55,320       708,364
Net transfers(1)                                (5,281,738)       30,281       (26,268)       80,947    (1,635,520)
Transfers for policy loans                        (171,256)           --          (606)         (262)      (31,955)
Policy charges                                  (2,014,856)       (2,445)      (20,502)      (11,037)     (229,208)
Contract terminations:
  Surrender benefits                            (1,857,393)       (1,009)      (35,966)       (8,438)     (542,947)
  Death benefits                                    (3,778)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (6,240,008)       36,373        (6,767)      116,530    (1,731,266)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 39,816,416        14,329       563,136       226,240     7,783,167
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 18,558,379       $43,936     $ 306,891     $ 197,355   $ 3,586,299
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          44,581,198        13,184       386,070       200,692     7,112,384
Contract purchase payments                       4,351,178        11,152        67,514        64,534       793,430
Net transfers(1)                                (7,097,377)       47,049       (20,797)       80,345    (1,780,280)
Transfers for policy loans                        (203,738)           --          (694)           46       (32,862)
Policy charges                                  (2,867,016)       (2,916)      (18,392)      (12,654)     (257,500)
Contract terminations:
  Surrender benefits                            (2,507,272)       (1,094)      (28,778)      (11,148)     (578,013)
  Death benefits                                    (4,681)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                36,252,292        67,375       384,923       321,815     5,257,159
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                               SEL VP                      THDL VP
                                              RVS VP SHORT     SM CAP     THDL VP EMER      INTL        THIRD AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)            DURATION         VAL          MKTS           OPP           VAL


OPERATIONS
Investment income (loss) -- net                 $  (26,457)   $   (9,057)  $    (7,538)  $   177,475   $    (6,431)
Net realized gain (loss) on sales of
investments                                         (9,596)     (124,156)       (8,807)      756,347       (99,662)
Distributions from capital gains                        --       127,257       682,623            --       865,055
Net change in unrealized appreciation or
depreciation of investments                        (84,773)     (471,582)   (3,421,824)   (7,055,399)   (3,674,669)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (120,826)     (477,538)   (2,755,546)   (6,121,577)   (2,915,707)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         352,228       162,235       602,511       904,845       484,140
Net transfers(1)                                  (478,546)     (303,849)    1,526,667    (2,125,010)   (2,323,223)
Transfers for policy loans                           2,453        (4,982)      (15,805)      (33,355)      (37,321)
Policy charges                                    (202,480)      (39,371)     (145,576)     (592,233)     (180,972)
Contract terminations:
  Surrender benefits                              (199,437)      (31,370)      (77,605)     (895,777)     (380,711)
  Death benefits                                    (4,760)           --        (1,672)       (2,767)       (5,791)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (530,542)     (217,337)    1,888,520    (2,744,297)   (2,443,878)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  3,819,427     1,382,428     4,097,724    16,845,564     8,485,956
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,168,059    $  687,553   $ 3,230,698   $ 7,979,690   $ 3,126,371
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           3,152,171       987,559     1,167,478    16,842,337     3,760,308
Contract purchase payments                         293,461       141,333       246,087     1,146,046       271,243
Net transfers(1)                                  (399,063)     (252,987)      689,432    (2,607,640)   (1,221,111)
Transfers for policy loans                           2,016        (4,735)       (6,177)      (35,256)      (18,243)
Policy charges                                    (169,503)      (35,218)      (59,997)     (753,111)     (101,998)
Contract terminations:
  Surrender benefits                              (165,467)      (28,812)      (29,673)   (1,073,911)     (206,080)
  Death benefits                                    (3,892)           --        (1,035)       (3,053)       (2,896)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,709,723       807,140     2,006,115    13,515,412     2,481,223
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                VANK LIT      VANK UIF    VANK UIF MID
                                                COMSTOCK,    GLOBAL REAL       CAP         WANGER        WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL II      EST, CL II    GRO, CL II       INTL           USA


OPERATIONS
Investment income (loss) -- net                 $    6,919    $   13,936     $    (109)  $     3,442   $   (65,786)
Net realized gain (loss) on sales of
investments                                        (13,512)       (6,786)      (32,712)       31,201        (4,591)
Distributions from capital gains                    51,848        46,392        55,063     1,116,919       923,474
Net change in unrealized appreciation or
depreciation of investments                       (823,075)     (512,850)     (129,935)   (5,666,230)   (4,259,860)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (777,820)     (459,308)     (107,693)   (4,514,668)   (3,406,763)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         409,632       180,348        73,392     1,150,805     1,067,461
Net transfers(1)                                 1,995,532     1,118,762        91,694       203,975    (1,240,152)
Transfers for policy loans                          (7,928)         (373)         (282)      (47,595)      (54,495)
Policy charges                                     (60,328)      (28,164)       (9,729)     (299,629)     (328,039)
Contract terminations:
  Surrender benefits                               (37,596)      (12,917)         (156)     (242,027)     (299,582)
  Death benefits                                        --            --            --        (1,946)       (3,254)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     2,299,312     1,257,656       154,919       763,583      (858,061)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    458,528       136,138        87,414     9,540,148     9,284,245
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,980,020    $  934,486     $ 134,640   $ 5,789,063   $ 5,019,421
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             501,882       156,677        80,483     4,437,788     4,762,574
Contract purchase payments                         556,341       284,598        83,121       706,097       671,624
Net transfers(1)                                 2,499,965     1,577,205        84,794       209,946      (702,797)
Transfers for policy loans                         (10,075)         (535)         (669)      (25,587)      (32,650)
Policy charges                                     (85,196)      (45,672)      (12,070)     (185,938)     (207,806)
Contract terminations:
  Surrender benefits                               (56,633)      (22,647)         (264)     (145,410)     (181,520)
  Death benefits                                        --            --            --        (1,676)       (1,730)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,406,284     1,949,626       235,395     4,995,220     4,307,695
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED
                                                                                    ASSET
                                                                                 SUBACCOUNTS
                                                                      --------------------------------
                                                                                    WF ADV VT SM
                                                                         WF ADV          CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                     VT OPP          GRO


OPERATIONS
Investment income (loss) -- net                                           $  1,406     $  (5,203)
Net realized gain (loss) on sales of investments                           (15,562)      (51,969)
Distributions from capital gains                                            28,799       162,532
Net change in unrealized appreciation or depreciation of investments       (72,903)     (404,705)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (58,260)     (299,345)
======================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                                                  28,906       135,318
Net transfers(1)                                                            (3,649)      (93,262)
Transfers for policy loans                                                    (361)       (2,597)
Policy charges                                                              (6,163)      (20,977)
Contract terminations:
  Surrender benefits                                                        (5,592)       (5,433)
  Death benefits                                                                --            --
------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              13,141        13,049
------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            129,086       698,517
------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $ 83,967     $ 412,221
======================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      77,627       364,805
Contract purchase payments                                                  21,453        86,352
Net transfers(1)                                                            (5,371)      (60,138)
Transfers for policy loans                                                    (207)       (1,548)
Policy charges                                                              (4,547)      (14,098)
Contract terminations:
  Surrender benefits                                                        (3,901)       (4,526)
  Death benefits                                                                --            --
------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            85,054       370,847
======================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
PERIOD ENDED DEC. 31, 2007                        SER I         SER I         SER I         SER I       SER II(2)


OPERATIONS
Investment income (loss) -- net                $   (8,610)    $ (8,466)    $    37,079    $    338      $    236
Net realized gain (loss) on sales of
investments                                        41,778       37,121         443,529        (386)            6
Distributions from capital gains                       --       77,731              --       2,526            --
Net change in unrealized appreciation or
depreciation of investments                        58,592      (25,939)        913,083     (12,330)          663
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          91,760       80,447       1,393,691      (9,852)          905
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         86,533       76,103       1,524,511      23,152        35,115
Net transfers(1)                                  208,347       85,960      (1,086,153)     (6,268)      288,290
Transfers for policy loans                        (73,315)      (1,576)       (168,702)         (8)         (297)
Policy charges                                    (25,203)     (25,306)       (802,558)     (1,145)       (2,662)
Contract terminations:
  Surrender benefits                              (41,132)     (72,987)     (1,268,481)        (13)         (153)
  Death benefits                                       --           --         (27,639)         --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      155,230       62,194      (1,829,022)     15,718       320,293
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   844,911      822,865      19,835,527      25,110            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,091,901     $965,506     $19,400,196    $ 30,976      $321,198
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,077,258      598,365      10,838,658      17,289            --
Contract purchase payments                        102,643       50,746         789,466      16,344        33,540
Net transfers(1)                                  236,968       56,633        (561,886)     (5,110)      278,860
Transfers for policy loans                        (84,167)      (1,015)        (87,982)         (7)         (289)
Policy charges                                    (29,915)     (16,841)       (416,026)       (837)       (2,558)
Contract terminations:
  Surrender benefits                              (48,603)     (48,834)       (653,888)         (9)           (2)
  Death benefits                                       --           --         (14,586)         --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,254,184      639,054       9,893,756      27,670       309,551
========================================================================================================================



 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                  TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            SER I         CL B          CL B         CL B(2)        CL I


OPERATIONS
Investment income (loss) -- net                 $   (925)    $    4,710    $    2,818      $   (29)    $   (7,019)
Net realized gain (loss) on sales of
investments                                        8,183         16,267        30,296            1        141,745
Distributions from capital gains                      --         76,433       114,794           --             --
Net change in unrealized appreciation or
depreciation of investments                         (374)       (43,574)      (44,407)         147        297,538
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          6,884         53,836       103,501          119        432,264
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        22,678        402,429     1,058,374        2,670        175,073
Net transfers(1)                                 (13,933)          (996)      359,833       24,412        (41,279)
Transfers for policy loans                           639         18,259       (36,100)          --        (11,280)
Policy charges                                    (2,852)       (54,711)     (119,785)        (161)       (58,010)
Contract terminations:
  Surrender benefits                                (733)       (11,853)      (42,676)        (126)      (115,606)
  Death benefits                                      --             --            --           --         (2,651)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                       5,799        353,128     1,219,646       26,795        (53,753)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   73,039      1,234,870     2,252,867           --      2,551,291
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 85,722     $1,641,834    $3,576,014      $26,914     $2,929,802
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            54,040        833,233     1,009,004           --      2,346,541
Contract purchase payments                        15,885        263,865       450,122        2,408        147,579
Net transfers(1)                                  (8,505)         2,202       155,400       23,034        (33,395)
Transfers for policy loans                           473         11,733       (14,957)          --         (8,809)
Policy charges                                    (2,005)       (35,620)      (50,866)        (152)       (49,029)
Contract terminations:
  Surrender benefits                                (490)        (9,263)      (17,855)          --        (96,928)
  Death benefits                                      --             --            --           --         (2,438)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  59,398      1,066,150     1,530,848       25,290      2,303,521
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  AC VP      CALVERT VS        COL           CS            CS
                                                  VAL,         SOCIAL       HI YIELD,     COMMODITY      U.S. EQ
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CL I           BAL         VS CL B      RETURN(2)     FLEX III


OPERATIONS
Investment income (loss) -- net                $    57,938    $  9,950      $  3,441       $   245      $ (2,637)
Net realized gain (loss) on sales of
investments                                         61,644      13,325          (402)            3        16,137
Distributions from capital gains                   701,528      37,115            --            --            --
Net change in unrealized appreciation or
depreciation of investments                     (1,327,793)    (48,277)       (3,260)          524        15,238
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (506,683)     12,113          (221)          772        28,738
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         683,916      65,880        29,961           621        25,509
Net transfers(1)                                  (162,624)    (39,645)       61,044        16,932       (26,317)
Transfers for policy loans                         (34,920)      3,279          (320)         (321)          105
Policy charges                                    (229,679)    (24,947)       (4,490)         (341)      (12,038)
Contract terminations:
  Surrender benefits                              (355,503)    (41,394)       (2,293)          (81)      (17,775)
  Death benefits                                   (11,335)         --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (110,145)    (36,827)       83,902        16,810       (30,516)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  8,297,448     684,397        28,061            --       293,418
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 7,680,620    $659,683      $111,742       $17,582      $291,640
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           4,503,396     639,997        26,199            --       308,301
Contract purchase payments                         366,550      60,362        27,671           517        24,885
Net transfers(1)                                   (99,045)    (36,787)       56,232        15,743       (26,976)
Transfers for policy loans                         (18,246)      3,084          (298)         (293)          102
Policy charges                                    (122,790)    (22,866)       (4,141)         (313)      (11,777)
Contract terminations:
  Surrender benefits                              (189,737)    (37,932)       (2,148)           --       (17,708)
  Death benefits                                    (5,814)         --            --            --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 4,434,314     605,858       103,515        15,654       276,827
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   CS           EV VT         EG VA        FID VIP       FID VIP
                                                 U.S. EQ      FLOATING-    FUNDAMENTAL   CONTRAFUND,   GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           FLEX I      RATE INC(2)  LG CAP, CL 2  SERV CL 2(2)     SERV CL


OPERATIONS
Investment income (loss) -- net                 $  (4,211)    $  3,058      $    (49)    $    5,434    $   69,264
Net realized gain (loss) on sales of
investments                                        13,692          (42)        7,343         (2,244)      240,179
Distributions from capital gains                       --           --        20,035        273,026       360,810
Net change in unrealized appreciation or
depreciation of investments                       (16,435)      (3,511)      (11,280)      (244,541)      248,214
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          (6,954)        (495)       16,049         31,675       918,467
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                         45,196       38,756        80,092        130,501       790,918
Net transfers(1)                                  (76,038)     202,505       (36,764)     1,058,879      (369,338)
Transfers for policy loans                           (283)        (836)         (186)          (806)      (76,150)
Policy charges                                    (13,201)      (2,192)      (10,176)       (11,526)     (250,739)
Contract terminations:
  Surrender benefits                              (19,214)      (1,963)       (5,539)          (159)     (560,968)
  Death benefits                                       --           --            --             --        (8,760)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (63,540)     236,270        27,427      1,176,889      (475,037)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   492,401           --       197,317             --     8,698,330
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 421,907     $235,775      $240,793     $1,208,564    $9,141,760
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            734,890           --       136,358             --     7,706,521
Contract purchase payments                         65,968       37,361        52,719        122,119       658,948
Net transfers(1)                                 (112,770)     205,939       (23,158)     1,006,893      (320,816)
Transfers for policy loans                           (419)        (851)         (113)          (771)      (62,382)
Policy charges                                    (19,216)      (2,231)       (6,648)       (10,820)     (208,478)
Contract terminations:
  Surrender benefits                              (27,725)          (1)       (3,686)            (4)     (469,521)
  Death benefits                                       --           --            --             --        (7,132)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  640,728      240,217       155,472      1,117,417     7,297,140
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FID VIP       FID VIP    FTVIPT FRANK  FTVIPT FRANK      FTVIPT
                                                MID CAP,      OVERSEAS,    GLOBAL REAL     SM CAP     MUTUAL SHARES
YEAR ENDED DEC. 31, 2007 (CONTINUED)             SERV CL       SERV CL      EST, CL 2     VAL, CL 2     SEC, CL 2


OPERATIONS
Investment income (loss) -- net                $   (28,410)  $   89,090    $    91,503   $   (9,337)   $    6,943
Net realized gain (loss) on sales of
investments                                        452,599      118,765         79,818       85,645        11,535
Distributions from capital gains                 1,314,979      240,784        425,206      262,751        44,281
Net change in unrealized appreciation or
depreciation of investments                        227,354      124,198     (1,995,718)    (465,920)      (54,338)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        1,966,522      572,837     (1,399,191)    (126,861)        8,421
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,080,835      309,909        827,683      584,931       438,418
Net transfers(1)                                  (760,966)     303,351       (741,873)    (234,925)      262,184
Transfers for policy loans                        (114,185)     (19,160)       (44,203)     (33,401)       (7,464)
Policy charges                                    (397,960)     (90,033)      (186,127)    (119,712)      (48,679)
Contract terminations:
  Surrender benefits                              (744,671)    (128,710)      (201,767)    (100,862)      (18,413)
  Death benefits                                    (6,210)      (2,997)            --       (1,674)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (943,157)     372,360       (346,287)      94,357       626,046
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 13,810,641    3,409,876      6,501,598    3,481,084       844,348
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $14,834,006   $4,355,073    $ 4,756,120   $3,448,580    $1,478,815
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           7,030,629    2,609,880      2,353,247    1,583,877       527,404
Contract purchase payments                         506,711      217,590        325,443      256,442       262,707
Net transfers(1)                                  (352,292)     209,604       (314,036)    (107,275)      155,360
Transfers for policy loans                         (51,898)     (13,408)       (17,533)     (13,787)       (4,565)
Policy charges                                    (185,319)     (62,797)       (73,347)     (52,432)      (29,053)
Contract terminations:
  Surrender benefits                              (346,341)     (89,098)       (78,560)     (44,371)      (11,152)
  Death benefits                                    (3,070)      (2,296)            --         (760)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 6,598,420    2,869,475      2,195,214    1,621,694       900,701
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 FTVIPT        GS VIT        GS VIT        GS VIT      JANUS ASPEN
                                                TEMP FOR       MID CAP     STRUCTD SM   STRUCTD U.S.  GLOBAL TECH,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            SEC, CL 2     VAL, INST   CAP EQ, INST    EQ, INST        SERV


OPERATIONS
Investment income (loss) -- net                $   45,161    $   (13,702)   $  (4,922)   $    5,341    $   (4,602)
Net realized gain (loss) on sales of
investments                                       154,313        137,450        7,231       139,833        24,590
Distributions from capital gains                  190,589      1,620,249       84,589       336,562            --
Net change in unrealized appreciation or
depreciation of investments                       173,862     (1,525,933)    (248,675)     (587,278)      139,745
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         563,925        218,064     (161,777)     (105,542)      159,733
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        326,034      1,480,099       85,401       634,610        84,798
Net transfers(1)                                 (135,233)      (191,197)      64,984      (503,123)      322,853
Transfers for policy loans                        (17,292)       (27,820)     (84,812)      (24,334)      (78,591)
Policy charges                                    (84,026)      (317,315)     (21,727)     (137,479)      (38,783)
Contract terminations:
  Surrender benefits                             (128,072)      (454,204)     (27,852)     (125,724)      (13,418)
  Death benefits                                   (3,591)        (1,755)          --        (6,426)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      (42,180)       487,808       15,994      (162,476)      276,859
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 3,918,466     10,183,478      894,111     4,551,956       608,025
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $4,440,211    $10,889,350    $ 748,328    $4,283,938    $1,044,617
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,805,327      4,422,300      530,696     4,105,875     1,155,212
Contract purchase payments                        219,426        612,568       53,862       563,172       145,412
Net transfers(1)                                  (89,420)       (81,069)      38,066      (446,115)      561,655
Transfers for policy loans                        (11,144)       (10,269)     (54,822)      (20,370)     (127,771)
Policy charges                                    (56,175)      (131,072)     (13,668)     (122,254)      (65,972)
Contract terminations:
  Surrender benefits                              (87,225)      (188,299)     (17,587)     (110,822)      (22,804)
  Death benefits                                   (2,553)          (753)          --        (5,788)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,778,236      4,623,406      536,547     3,963,698     1,645,732
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     LAZARD        MFS INV
                                                OVERSEAS,      JANUS,      ENTERPRISE,   RETIRE INTL   GRO STOCK,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            SERV         SERV(2)        SERV        EQ, SERV       SERV CL


OPERATIONS
Investment income (loss) -- net                $  (30,642)    $    314      $ (5,200)    $   47,368    $  (16,759)
Net realized gain (loss) on sales of
investments                                       225,436           81        29,355        122,928        66,563
Distributions from capital gains                       --           --         3,353        513,125            --
Net change in unrealized appreciation or
depreciation of investments                     1,359,630       15,969        83,395       (398,572)      143,066
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       1,554,424       16,364       110,903        284,849       192,870
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        602,173       88,216        50,618        386,470       297,624
Net transfers(1)                                1,738,680      702,500        75,164       (421,885)     (161,177)
Transfers for policy loans                        (28,258)        (711)      (10,327)       (12,376)        2,122
Policy charges                                   (155,603)      (6,979)      (17,368)       (75,224)      (59,568)
Contract terminations:
  Surrender benefits                             (316,355)        (128)      (12,912)       (46,522)      (35,201)
  Death benefits                                       --           --            --             --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    1,840,637      782,898        85,175       (169,537)       43,800
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 5,009,379           --       511,093      2,888,504     1,895,350
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $8,404,440     $799,262      $707,171     $3,003,816    $2,132,020
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          3,208,341           --       706,864      2,258,445     2,584,503
Contract purchase payments                        344,943       85,807        62,768        290,621       385,058
Net transfers(1)                                  966,375      690,876        91,198       (310,068)     (208,250)
Transfers for policy loans                        (12,399)        (706)      (12,248)        (8,548)        3,153
Policy charges                                    (87,544)      (6,801)      (21,425)       (56,213)      (76,907)
Contract terminations:
  Surrender benefits                             (177,552)          (4)      (16,653)       (35,086)      (45,061)
  Death benefits                                       --           --            --             --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                4,242,164      769,172       810,504      2,139,151     2,642,496
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                   MFS           MFS          OPPEN         OPPEN         OPPEN
                                                NEW DIS,     UTILITIES,    GLOBAL SEC    MAIN ST SM     STRATEGIC
YEAR ENDED DEC. 31, 2007 (CONTINUED)             SERV CL       SERV CL      VA, SERV    CAP VA, SERV  BOND VA, SERV


OPERATIONS
Investment income (loss) -- net                $  (13,747)    $   (924)     $   (174)     $   (575)    $      514
Net realized gain (loss) on sales of
investments                                        72,854       21,560           105           444             98
Distributions from capital gains                  111,070       45,499         1,999         1,116             --
Net change in unrealized appreciation or
depreciation of investments                      (139,587)      85,610        (1,216)       (4,215)        41,987
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          30,590      151,745           714        (3,230)        42,599
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        177,616      181,586        16,439        26,395        287,973
Net transfers(1)                                 (174,916)       4,065        67,142       103,917        959,678
Transfers for policy loans                            572       (4,283)           --       (17,125)          (932)
Policy charges                                    (55,768)     (27,819)       (2,864)       (4,128)       (20,928)
Contract terminations:
  Surrender benefits                             (120,584)      (8,964)         (342)          (18)        (1,572)
  Death benefits                                   (3,986)          --            --            --             --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     (177,066)     144,585        80,375       109,041      1,224,219
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,530,207      499,972        32,032        25,426         58,490
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,383,731     $796,302      $113,121      $131,237     $1,325,308
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,521,108      226,735        30,044        25,405         56,091
Contract purchase payments                        167,120       73,213        14,587        25,896        264,827
Net transfers(1)                                 (162,297)       1,798        59,128       103,602        871,099
Transfers for policy loans                            430       (1,734)           --       (16,676)          (827)
Policy charges                                    (52,579)     (10,939)       (2,539)       (4,021)       (19,045)
Contract terminations:
  Surrender benefits                             (112,540)      (3,383)         (289)          (17)        (1,450)
  Death benefits                                   (3,730)          --            --            --             --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,357,512      285,690       100,931       134,189      1,170,695
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                PIMCO VIT
                                               ALL ASSET,      PUT VT        PUT VT        PUT VT        PUT VT
                                                 ADVISOR     GLOBAL HLTH    HI YIELD,     INTL EQ,      INTL NEW
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CL(2)      CARE, CL IB      CL IB         CL IB      OPP, CL IB


OPERATIONS
Investment income (loss) -- net                 $ 27,214       $  (125)    $   77,380     $  3,469     $   (1,044)
Net realized gain (loss) on sales of
investments                                           (1)        1,351          1,808        5,620         70,419
Distributions from capital gains                      --            --             --       23,462             --
Net change in unrealized appreciation or
depreciation of investments                      (11,925)       (3,588)       (58,691)     (20,727)        57,232
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         15,288        (2,362)        20,497       11,824        126,607
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        74,869        25,860         99,022       58,714         72,962
Net transfers(1)                                 597,202         7,023         50,512        6,926         (4,508)
Transfers for policy loans                          (617)         (375)        (6,479)         (16)         1,435
Policy charges                                    (5,902)       (4,865)       (27,694)      (4,310)       (27,012)
Contract terminations:
  Surrender benefits                                 (82)       (1,617)       (38,452)      (1,181)       (58,964)
  Death benefits                                      --            --             --           --             --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     665,470        26,026         76,909       60,133        (16,087)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --        64,207      1,088,419      164,945      1,039,930
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $680,758       $87,871     $1,185,825     $236,902     $1,150,450
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --        48,886        714,643       87,658        853,050
Contract purchase payments                        71,982        19,172         63,335       28,826         54,618
Net transfers(1)                                 581,265         4,953         32,956        3,476         (2,896)
Transfers for policy loans                          (590)         (279)        (4,122)          (8)         1,041
Policy charges                                    (5,688)       (3,597)       (17,766)      (2,131)       (20,159)
Contract terminations:
  Surrender benefits                                  (3)       (1,215)       (24,652)        (592)       (44,711)
  Death benefits                                      --            --             --           --             --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 646,966        67,920        764,394      117,229        840,943
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 PUT VT        PUT VT         ROYCE     RVS PTNRS VP  RVS PTNRS VP
                                                NEW OPP,       VISTA,      MICRO-CAP,    FUNDAMENTAL     SELECT
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CL IA         CL IB       INVEST CL      VAL(2)          VAL


OPERATIONS
Investment income (loss) -- net                $   (96,378)   $ (4,608)    $   38,163     $    425       $   19
Net realized gain (loss) on sales of
investments                                       (192,057)     22,815        322,320          (10)           2
Distributions from capital gains                        --          --        595,632        1,045          816
Net change in unrealized appreciation or
depreciation of investments                        947,850      (2,753)      (726,999)      (6,308)        (958)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          659,415      15,454        229,116       (4,848)        (121)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       1,167,153      47,473        578,853       63,113        3,352
Net transfers(1)                                  (993,187)    (57,560)      (280,429)     497,311        5,065
Transfers for policy loans                        (102,701)       (310)       (31,891)        (501)          --
Policy charges                                    (555,990)    (16,303)      (203,986)      (4,759)        (491)
Contract terminations:
  Surrender benefits                              (869,151)    (18,268)      (409,521)         (75)         (83)
  Death benefits                                   (11,782)         --         (1,764)          --           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (1,365,658)    (44,968)      (348,738)     555,089        7,843
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 13,126,131     505,266      7,121,969           --          503
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $12,419,888    $475,752     $7,002,347     $550,241       $8,225
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           8,907,384     675,450      2,857,118           --          402
Contract purchase payments                         758,635      60,944        222,493       64,576        2,973
Net transfers(1)                                  (644,574)    (73,921)      (106,392)     507,993        4,485
Transfers for policy loans                         (66,668)       (376)       (12,160)        (530)          --
Policy charges                                    (362,367)    (20,904)       (78,167)      (4,883)        (433)
Contract terminations:
  Surrender benefits                              (562,850)    (23,025)      (156,083)          (3)          --
  Death benefits                                    (7,609)         --           (718)          --           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 8,021,951     618,168      2,726,091      567,153        7,427
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                              RVS PTNRS VP                   RVS VP                      RVS VP
                                                 SM CAP        RVS VP         CASH         RVS VP        DIV EQ
YEAR ENDED DEC. 31, 2007 (CONTINUED)               VAL           BAL          MGMT        DIV BOND         INC


OPERATIONS
Investment income (loss) -- net                $       56    $   551,638   $  286,647    $   533,158   $   158,061
Net realized gain (loss) on sales of
investments                                         2,798        286,610          (27)        (2,925)      155,352
Distributions from capital gains                   23,628        603,310           --             --       292,747
Net change in unrealized appreciation or
depreciation of investments                      (104,979)    (1,183,102)      (1,686)        58,110       851,896
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (78,497)       258,456      284,934        588,343     1,458,056
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        273,618      2,337,886    3,373,526      1,645,387     3,145,176
Net transfers(1)                                  349,386       (944,089)    (915,347)     2,837,589     2,515,851
Transfers for policy loans                           (967)      (158,508)     (65,293)      (188,105)     (239,681)
Policy charges                                    (32,440)    (1,681,918)    (692,285)      (685,223)     (732,808)
Contract terminations:
  Surrender benefits                              (20,433)    (1,828,544)    (482,158)      (689,723)     (713,154)
  Death benefits                                       --         (6,884)          --            (17)       (7,192)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      569,164     (2,282,057)   1,218,443      2,919,908     3,968,192
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   699,956     28,582,646    6,434,347     12,171,152    20,044,625
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,190,623    $26,559,045   $7,937,724    $15,679,403   $25,470,873
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            400,522     26,605,656    5,993,492      9,617,071    11,102,549
Contract purchase payments                        154,139      2,130,337    3,087,554      1,278,877     1,638,787
Net transfers(1)                                  198,766       (867,771)    (832,685)     2,202,813     1,314,305
Transfers for policy loans                           (572)      (143,974)     (59,895)      (145,817)     (121,932)
Policy charges                                    (18,323)    (1,533,801)    (632,143)      (532,960)     (381,256)
Contract terminations:
  Surrender benefits                              (11,672)    (1,664,188)    (439,214)      (536,821)     (369,541)
  Death benefits                                       --         (6,207)          --            (13)       (4,025)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  722,860     24,520,052    7,117,109     11,883,150    13,178,887
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP          RVS VP                    RVS VP
                                                 GLOBAL     GLOBAL INFLATION SEL VP       HI YIELD       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)              BOND          PROT SEC       GRO          BOND         INC OPP


OPERATIONS
Investment income (loss) -- net                $   79,026     $  2,178     $    3,533    $  338,254     $  6,948
Net realized gain (loss) on sales of
investments                                         2,197           91         66,779        12,411          (43)
Distributions from capital gains                       --           --             --            --           42
Net change in unrealized appreciation or
depreciation of investments                       114,268       13,874        (17,717)     (318,365)      (6,223)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         195,491       16,143         52,595        32,300          724
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        416,303       61,822        567,598       725,218       53,013
Net transfers(1)                                  874,675      384,938        785,836        (8,597)     351,015
Transfers for policy loans                        (17,503)        (411)        (6,090)      (77,381)        (388)
Policy charges                                    (92,345)      (5,369)      (133,984)     (170,772)      (5,167)
Contract terminations:
  Surrender benefits                             (136,928)      (1,487)      (169,650)     (204,682)      (2,253)
  Death benefits                                       --           --             --        (3,253)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    1,044,202      439,493      1,043,710       260,533      396,220
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 2,415,631       11,724      3,094,203     4,815,209        7,941
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $3,655,324     $467,360     $4,190,508    $5,108,042     $404,885
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,646,045       10,379      4,510,044     3,371,805        5,558
Contract purchase payments                        277,370       57,762        794,764       496,826       49,591
Net transfers(1)                                  576,813      361,676      1,105,861       (12,367)     329,350
Transfers for policy loans                        (12,089)        (372)        (8,300)      (52,653)        (368)
Policy charges                                    (61,425)      (5,021)      (187,553)     (117,209)      (4,837)
Contract terminations:
  Surrender benefits                              (91,668)        (350)      (235,231)     (140,554)        (109)
  Death benefits                                       --           --             --        (2,225)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,335,046      424,074      5,979,585     3,543,623      379,185
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                               SEL VP        RVS VP        RVS VP
                                                 RVS VP        LG CAP        MID CAP       MID CAP       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)             DYN EQ          VAL           GRO           VAL         S&P 500


OPERATIONS
Investment income (loss) -- net                $   172,492     $    69      $ (4,172)     $    (85)    $   56,915
Net realized gain (loss) on sales of
investments                                      1,202,523         (17)        7,510          (120)       171,041
Distributions from capital gains                   263,455       1,025         4,314         2,551         55,977
Net change in unrealized appreciation or
depreciation of investments                       (692,472)     (1,699)       42,993        (4,464)        14,435
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          945,998        (622)       50,645        (2,118)       298,368
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                       3,737,430      10,108        91,230        91,820      1,093,634
Net transfers(1)                                (3,003,140)      4,456        53,608       127,197       (313,127)
Transfers for policy loans                        (311,347)         --        (1,006)           --         51,769
Policy charges                                  (2,291,862)     (1,210)      (18,684)       (5,723)      (236,188)
Contract terminations:
  Surrender benefits                            (2,724,729)       (113)      (25,139)       (2,639)      (237,277)
  Death benefits                                    (5,936)         --            --            --             --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    (4,599,584)     13,241       100,009       210,655        358,811
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 43,470,002       1,710       412,482        17,703      7,125,988
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $39,816,416     $14,329      $563,136      $226,240     $7,783,167
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          49,649,029       1,476       318,692        17,170      6,776,993
Contract purchase payments                       4,118,600       9,034        63,944        80,289        999,163
Net transfers(1)                                (3,307,857)      3,777        34,951       110,581       (281,559)
Transfers for policy loans                        (343,078)         --          (616)           --         47,845
Policy charges                                  (2,530,376)     (1,075)      (13,130)       (5,023)      (215,472)
Contract terminations:
  Surrender benefits                            (2,998,655)        (28)      (17,771)       (2,325)      (214,586)
  Death benefits                                    (6,465)         --            --            --             --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                44,581,198      13,184       386,070       200,692      7,112,384
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP        SEL VP        THDL VP       THDL VP
                                                  SHORT        SM CAP         EMER          INTL        THIRD AVE
YEAR ENDED DEC. 31, 2007 (CONTINUED)            DURATION         VAL          MKTS           OPP           VAL


OPERATIONS
Investment income (loss) -- net                $  119,525    $  (11,712)   $  (10,605)   $    12,744   $   122,863
Net realized gain (loss) on sales of
investments                                        (6,030)       (7,878)       69,386        803,463       307,999
Distributions from capital gains                       --        85,318       151,046             --       604,529
Net change in unrealized appreciation or
depreciation of investments                        42,852      (140,679)      780,387      1,030,551    (1,547,309)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         156,347       (74,951)      990,214      1,846,758      (511,918)
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        439,808       223,932       396,387      1,120,997       698,688
Net transfers(1)                                  207,545      (268,709)      378,956       (728,800)     (566,536)
Transfers for policy loans                        (81,852)      (10,959)       31,499       (180,697)      (83,088)
Policy charges                                   (199,594)      (49,966)      (93,547)      (655,630)     (218,486)
Contract terminations:
  Surrender benefits                             (159,464)      (48,070)      (63,479)    (1,035,840)     (384,770)
  Death benefits                                       --        (3,692)           --        (14,420)       (1,763)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                      206,443      (157,464)      649,816     (1,494,390)     (555,955)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 3,456,637     1,614,843     2,457,694     16,493,196     9,553,829
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $3,819,427    $1,382,428    $4,097,724    $16,845,564   $ 8,485,956
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,977,623     1,095,331       958,288     18,414,646     3,993,812
Contract purchase payments                        371,915       150,880       134,341      1,169,659       285,494
Net transfers(1)                                  176,481      (181,560)      118,035       (765,737)     (239,270)
Transfers for policy loans                        (69,383)       (7,515)        9,873       (190,351)      (33,952)
Policy charges                                   (168,668)      (33,442)      (31,485)      (687,791)      (89,044)
Contract terminations:
  Surrender benefits                             (135,797)      (33,712)      (21,574)    (1,082,766)     (155,993)
  Death benefits                                       --        (2,423)           --        (15,323)         (739)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                3,152,171       987,559     1,167,478     16,842,337     3,760,308
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                              VANK UIF      VANK UIF
                                                VANK LIT     GLOBAL REAL     MID CAP
                                                COMSTOCK,      EST, CL       GRO, CL       WANGER        WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)          CL II(2)        II(2)         II(2)         INTL           USA


OPERATIONS
Investment income (loss) -- net                 $ (1,069)     $   (188)      $  (225)    $   (8,704)   $  (84,783)
Net realized gain (loss) on sales of
investments                                          (27)          (10)            6        271,450       185,178
Distributions from capital gains                      19            36           969        650,726       473,279
Net change in unrealized appreciation or
depreciation of investments                      (21,352)      (10,321)        1,467        274,452      (195,468)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        (22,429)      (10,483)        2,217      1,187,924       378,206
========================================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                        51,489        15,807         3,026      1,141,922     1,387,264
Net transfers(1)                                 434,085       132,341        82,833        178,151      (451,262)
Transfers for policy loans                          (399)         (103)           --        (20,126)      (36,829)
Policy charges                                    (4,148)       (1,357)         (584)      (255,447)     (332,657)
Contract terminations:
  Surrender benefits                                 (70)          (67)          (78)      (302,227)     (333,016)
  Death benefits                                      --            --            --             --       (11,717)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                     480,957       146,621        85,197        742,273       221,783
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --            --            --      7,609,951     8,684,256
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $458,528      $136,138       $87,414     $9,540,148    $9,284,245
========================================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --            --            --      4,080,418     4,652,768
Contract purchase payments                        54,163        16,912         2,710        554,207       702,491
Net transfers(1)                                 452,534       141,336        78,307         84,118      (231,172)
Transfers for policy loans                          (436)         (115)           --         (9,189)      (17,814)
Policy charges                                    (4,377)       (1,455)         (534)      (123,592)     (168,150)
Contract terminations:
  Surrender benefits                                  (2)           (1)           --       (148,174)     (169,839)
  Death benefits                                      --            --            --             --        (5,710)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 501,882       156,677        80,483      4,437,788     4,762,574
========================================================================================================================




 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.
 (2)For the period June 11, 2007 (commencement of operations) to Dec. 31, 2007. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED
                                                                                    ASSET
                                                                                 SUBACCOUNTS
                                                                      --------------------------------
                                                                                       WF ADV
                                                                         WF ADV       VT SM CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                                     VT OPP          GRO


OPERATIONS
Investment income (loss) -- net                                         $   (357)     $ (5,454)
Net realized gain (loss) on sales of investments                           1,265         6,960
Distributions from capital gains                                          17,358        92,096
Net change in unrealized appreciation or depreciation of investments     (11,930)      (28,225)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            6,336        65,377
======================================================================================================


CONTRACT TRANSACTIONS
Contract purchase payments                                                26,461       120,896
Net transfers(1)                                                          (3,004)       70,890
Transfers for policy loans                                                   (49)      (17,044)
Policy charges                                                            (5,488)      (15,190)
Contract terminations:
  Surrender benefits                                                      (1,814)         (920)
  Death benefits                                                              --            --
------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            16,106       158,632
------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          106,644       474,508
------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $129,086      $698,517
======================================================================================================


ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    67,763       279,478
Contract purchase payments                                                17,125        65,745
Net transfers(1)                                                          (1,805)       37,368
Transfers for policy loans                                                   (29)       (9,206)
Policy charges                                                            (3,287)       (8,091)
Contract terminations:
  Surrender benefits                                                      (2,140)         (489)
  Death benefits                                                              --            --
------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          77,627       364,805
======================================================================================================



 (1)Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life of NY's fixed account.


--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for RiverSource(R) Variable Second-To-Die Life Insurance policies issued by RiverSource Life of NY.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource(R) Variable Second-To-Die Life Insurance and the corresponding subaccount name are provided below.

SUBACCOUNT                                FUND
-------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                    AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I                     AIM V.I. Capital Development Fund, Series I Shares
AIM VI Core Eq, Ser I                     AIM V.I. Core Equity Fund, Series I Shares
AIM VI Fin Serv, Ser I                    AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II                   AIM V.I. International Growth Fund, Series II Shares(1)
AIM VI Tech, Ser I                        AIM V.I. Technology Fund, Series I Shares
AB VPS Gro & Inc, Cl B                    AllianceBernstein VPS Growth and Income Portfolio
                                            (Class B)
AB VPS Intl Val, Cl B                     AllianceBernstein VPS International Value Portfolio
                                            (Class B)(2)
AB VPS Lg Cap Gro, Cl B                   AllianceBernstein VPS Large Cap Growth Portfolio (Class
                                            B)
AC VP Intl, Cl I                          American Century VP International, Class I
AC VP Val, Cl I                           American Century VP Value, Class I
Calvert VS Social Bal                     Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B                     Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return                       Credit Suisse Trust - Commodity Return Strategy
                                            Portfolio
CS U.S. Eq Flex III                       Credit Suisse Trust - U.S. Equity Flex III Portfolio
                                            (previously Credit Suisse Trust - Mid-Cap Core
                                            Portfolio)
CS U.S. Eq Flex I                         Credit Suisse Trust - U.S. Equity Flex I Portfolio
                                            (previously Credit Suisse Trust - Small Cap Core I
                                            Portfolio)
EV VT Floating-Rate Inc                   Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2            Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Contrafund, Serv Cl 2             Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl                Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl                  Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl                 Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2        FTVIPT Franklin Global Real Estate Securities
                                            Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2             FTVIPT Franklin Small Cap Value Securities Fund - Class
                                            2
FTVIPT Mutual Shares Sec, Cl 2            FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2                 FTVIPT Templeton Foreign Securities Fund - Class 2(3)
GS VIT Mid Cap Val, Inst                  Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                            Shares
GS VIT Structd Sm Cap Eq, Inst            Goldman Sachs VIT Structured Small Cap Equity
                                            Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst              Goldman Sachs VIT Structured U.S. Equity
                                            Fund - Institutional Shares
Janus Aspen Global Tech, Serv             Janus Aspen Series Global Technology Portfolio: Service
                                            Shares
Janus Aspen Overseas, Serv                Janus Aspen Series Overseas Portfolio: Service Shares
                                            (previously Janus Aspen Series International Growth
                                            Portfolio: Service Shares)
Janus Aspen Janus, Serv                   Janus Aspen Series Janus Portfolio: Service Shares
                                            (previously Janus Aspen Series Large Cap Growth
                                            Portfolio: Service Shares)
Janus Aspen Enterprise, Serv              Janus Aspen Series Enterprise Portfolio: Service Shares
                                            (previously Janus Aspen Series Mid Cap Growth
                                            Portfolio: Service Shares)
Lazard Retire Intl Eq, Serv               Lazard Retirement International Equity
                                            Portfolio - Service Shares(2)
MFS Inv Gro Stock, Serv Cl                MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                      MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl                    MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv                 Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv             Oppenheimer Main Street Small Cap Fund/VA, Service
                                            Shares
Oppen Strategic Bond VA, Serv             Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl           PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB            Putnam VT Global Health Care Fund - Class IB Shares
                                            (previously Putnam VT Health Sciences Fund - Class
                                            IB Shares)
Put VT Hi Yield, Cl IB                    Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB                     Putnam VT International Equity Fund - Class IB Shares
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  53

SUBACCOUNT                                FUND
-------------------------------------------------------------------------------------------------
Put VT Intl New Opp, Cl IB                Putnam VT International New Opportunities Fund - Class
                                            IB Shares(1)
Put VT New Opp, Cl IA                     Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                       Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl                Royce Capital Fund - Micro-Cap Portfolio, Investment
                                            Class
Disc Asset Alloc, Aggr                    RVST Disciplined Asset Allocation
                                            Portfolios - Aggressive
Disc Asset Alloc, Conserv                 RVST Disciplined Asset Allocation
                                            Portfolios - Conservative
Disc Asset Alloc, Mod                     RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr                RVST Disciplined Asset Allocation
                                            Portfolios - Moderately Aggressive
Disc Asset Alloc, Mod Conserv             RVST Disciplined Asset Allocation
                                            Portfolios - Moderately Conservative
RVS Ptnrs VP Fundamental Val              RVST RiverSource Partners Variable
                                            Portfolio - Fundamental Value Fund
RVS Ptnrs VP Select Val                   RVST RiverSource Partners Variable Portfolio - Select
                                            Value Fund
RVS Ptnrs VP Sm Cap Val                   RVST RiverSource Partners Variable Portfolio - Small
                                            Cap Value Fund
RVS VP Bal                                RVST RiverSource Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                          RVST RiverSource Variable Portfolio - Cash Management
                                            Fund
RVS VP Div Bond                           RVST RiverSource Variable Portfolio - Diversified Bond
                                            Fund(4)
RVS VP Div Eq Inc                         RVST RiverSource Variable Portfolio - Diversified
                                            Equity Income Fund
RVS VP Global Bond                        RVST RiverSource Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec          RVST RiverSource Variable Portfolio - Global Inflation
                                            Protected Securities Fund
Sel VP Gro                                RVST Seligman Variable Portfolio - Growth Fund
                                            (previously RVST RiverSource Variable
                                            Portfolio - Growth Fund)
RVS VP Hi Yield Bond                      RVST RiverSource Variable Portfolio - High Yield Bond
                                            Fund
RVS VP Inc Opp                            RVST RiverSource Variable Portfolio - Income
                                            Opportunities Fund
RVS VP Dyn Eq                             RVST RiverSource Variable Portfolio - Dynamic Equity
                                            Fund
                                            (previously RVST RiverSource Variable
                                            Portfolio - Large Cap Equity Fund)
Sel VP Lg Cap Val                         RVST Seligman Variable Portfolio - Larger-Cap Value
                                            Fund
                                            (previously RVST RiverSource Variable
                                            Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                        RVST RiverSource Variable Portfolio - Mid Cap Growth
                                            Fund
RVS VP Mid Cap Val                        RVST RiverSource Variable Portfolio - Mid Cap Value
                                            Fund
RVS VP S&P 500                            RVST RiverSource Variable Portfolio - S&P 500 Index
                                            Fund
RVS VP Short Duration                     RVST RiverSource Variable Portfolio - Short Duration
                                            U.S. Government Fund
Sel VP Sm Cap Val                         RVST Seligman Variable Portfolio - Smaller-Cap Value
                                            Fund
                                            (previously RVST RiverSource Variable
                                            Portfolio - Small Cap Advantage Fund)
THDL VP Emer Mkts                         RVST Threadneedle Variable Portfolio - Emerging Markets
                                            Fund
THDL VP Intl Opp                          RVST Threadneedle Variable Portfolio - International
                                            Opportunity Fund
Third Ave Val                             Third Avenue Value Portfolio
VanK LIT Comstock, Cl II                  Van Kampen Life Investment Trust Comstock Portfolio,
                                            Class II Shares
VanK UIF Global Real Est, Cl II           Van Kampen UIF Global Real Estate Portfolio, Class II
                                            Shares
VanK UIF Mid Cap Gro, Cl II               Van Kampen UIF Mid Cap Growth Portfolio, Class II
                                            Shares
Wanger Intl                               Wanger International
Wanger USA                                Wanger USA
WF Adv VT Opp                             Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro                      Wells Fargo Advantage VT Small Cap Growth Fund
-------------------------------------------------------------------------------------------------





 (1)Effective Feb. 13, 2009, Putman VT International New Opportunities
    Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.
 (2)Effective Feb. 13, 2009, Lazard Retirement International Equity
    Portfolio - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
 (3)Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.
 (4)At the close of business on March 7, 2008, RVST RiverSource Variable Portfolio - Core Bond Fund merged into RVST RiverSource Variable
    Portfolio - Diversified Bond Fund.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the RiverSource(R) Variable Second-To-Die Life Insurance policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.


--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.

Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual subaccount basis.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  55

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:

SUBACCOUNT                                FUND                                                        PURCHASES
---------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                    AIM V.I. Capital Appreciation Fund, Series I Shares        $   69,165
AIM VI Cap Dev, Ser I                     AIM V.I. Capital Development Fund, Series I Shares            122,063
AIM VI Core Eq, Ser I                     AIM V.I. Core Equity Fund, Series I Shares                    556,808
AIM VI Fin Serv, Ser I                    AIM V.I. Financial Services Fund, Series I Shares             237,628
AIM VI Intl Gro, Ser II                   AIM V.I. International Growth Fund, Series II Shares        1,955,668
AIM VI Tech, Ser I                        AIM V.I. Technology Fund, Series I Shares                      28,242
AB VPS Gro & Inc, Cl B                    AllianceBernstein VPS Growth and Income Portfolio
                                          (Class B)                                                     598,329
AB VPS Intl Val, Cl B                     AllianceBernstein VPS International Value Portfolio
                                          (Class B)                                                   2,995,610
AB VPS Lg Cap Gro, Cl B                   AllianceBernstein VPS Large Cap Growth Portfolio
                                          (Class B)                                                     100,122
AC VP Intl, Cl I                          American Century VP International, Class I                    336,283
AC VP Val, Cl I                           American Century VP Value, Class I                          1,037,148
Calvert VS Social Bal                     Calvert Variable Series, Inc. Social Balanced
                                          Portfolio                                                      89,473
Col Hi Yield, VS Cl B                     Columbia High Yield Fund, Variable Series, Class B            163,459
CS Commodity Return                       Credit Suisse Trust - Commodity Return Strategy
                                          Portfolio                                                     774,833
CS U.S. Eq Flex III                       Credit Suisse Trust - U.S. Equity Flex III Portfolio           55,245
CS U.S. Eq Flex I                         Credit Suisse Trust - U.S. Equity Flex I Portfolio             54,418
EV VT Floating-Rate Inc                   Eaton Vance VT Floating-Rate Income Fund                    1,350,534
EG VA Fundamental Lg Cap, Cl 2            Evergreen VA Fundamental Large Cap Fund - Class 2             186,333
Fid VIP Contrafund, Serv Cl 2             Fidelity(R) VIP Contrafund(R) Portfolio Service
                                          Class 2                                                     5,724,819
Fid VIP Gro & Inc, Serv Cl                Fidelity(R) VIP Growth & Income Portfolio Service
                                          Class                                                       1,106,487
Fid VIP Mid Cap, Serv Cl                  Fidelity(R) VIP Mid Cap Portfolio Service Class             2,605,535
Fid VIP Overseas, Serv Cl                 Fidelity(R) VIP Overseas Portfolio Service Class              693,930
FTVIPT Frank Global Real Est, Cl 2        FTVIPT Franklin Global Real Estate Securities
                                          Fund - Class 2                                              1,178,273
FTVIPT Frank Sm Cap Val, Cl 2             FTVIPT Franklin Small Cap Value Securities
                                          Fund - Class 2                                                403,557
FTVIPT Mutual Shares Sec, Cl 2            FTVIPT Mutual Shares Securities Fund - Class 2                488,920
FTVIPT Temp For Sec, Cl 2                 FTVIPT Templeton Foreign Securities Fund - Class 2            354,687
GS VIT Mid Cap Val, Inst                  Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                          Shares                                                        697,393
GS VIT Structd Sm Cap Eq, Inst            Goldman Sachs VIT Structured Small Cap Equity
                                          Fund - Institutional Shares                                    64,160
GS VIT Structd U.S. Eq, Inst              Goldman Sachs VIT Structured U.S. Equity
                                          Fund - Institutional Shares                                   259,555
Janus Aspen Global Tech, Serv             Janus Aspen Series Global Technology Portfolio:
                                          Service Shares                                                145,984


--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

SUBACCOUNT                                FUND                                                        PURCHASES
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas, Serv                Janus Aspen Series Overseas Portfolio: Service
                                          Shares                                                     $1,576,169
Janus Aspen Janus, Serv                   Janus Aspen Series Janus Portfolio: Service Shares          4,288,313
Janus Aspen Enterprise, Serv              Janus Aspen Series Enterprise Portfolio: Service
                                          Shares                                                        216,259
Lazard Retire Intl Eq, Serv               Lazard Retirement International Equity
                                          Portfolio - Service Shares                                    127,344
MFS Inv Gro Stock, Serv Cl                MFS(R) Investors Growth Stock Series - Service Class          325,149
MFS New Dis, Serv Cl                      MFS(R) New Discovery Series - Service Class                   283,599
MFS Utilities, Serv Cl                    MFS(R) Utilities Series - Service Class                       601,202
Oppen Global Sec VA, Serv                 Oppenheimer Global Securities Fund/VA, Service
                                          Shares                                                        145,838
Oppen Main St Sm Cap VA, Serv             Oppenheimer Main Street Small Cap Fund/VA, Service
                                          Shares                                                        147,259
Oppen Strategic Bond VA, Serv             Oppenheimer Strategic Bond Fund/VA, Service Shares          5,718,280
PIMCO VIT All Asset, Advisor Cl           PIMCO VIT All Asset Portfolio, Advisor Share Class          4,459,645
Put VT Global Hlth Care, Cl IB            Putnam VT Global Health Care Fund - Class IB Shares           155,744
Put VT Hi Yield, Cl IB                    Putnam VT High Yield Fund - Class IB Shares                   172,412
Put VT Intl Eq, Cl IB                     Putnam VT International Equity Fund - Class IB
                                          Shares                                                         68,433
Put VT Intl New Opp, Cl IB                Putnam VT International New Opportunities
                                          Fund - Class IB Shares                                         72,320
Put VT New Opp, Cl IA                     Putnam VT New Opportunities Fund - Class IA Shares            221,974
Put VT Vista, Cl IB                       Putnam VT Vista Fund - Class IB Shares                         48,615
Royce Micro-Cap, Invest Cl                Royce Capital Fund - Micro-Cap Portfolio, Investment
                                          Class                                                         735,664
Disc Asset Alloc, Aggr                    RVST Disciplined Asset Allocation
                                          Portfolios - Aggressive                                       194,244
Disc Asset Alloc, Conserv                 RVST Disciplined Asset Allocation
                                          Portfolios - Conservative                                      14,336
Disc Asset Alloc, Mod                     RVST Disciplined Asset Allocation
                                          Portfolios - Moderate                                         407,126
Disc Asset Alloc, Mod Aggr                RVST Disciplined Asset Allocation
                                          Portfolios - Moderately Aggressive                            172,385
Disc Asset Alloc, Mod Conserv             RVST Disciplined Asset Allocation
                                          Portfolios - Moderately Conservative                           40,261
RVS Ptnrs VP Fundamental Val              RVST RiverSource Partners Variable
                                          Portfolio - Fundamental Value Fund                          3,015,983
RVS Ptnrs VP Select Val                   RVST RiverSource Partners Variable
                                          Portfolio - Select Value Fund                                  85,491
RVS Ptnrs VP Sm Cap Val                   RVST RiverSource Partners Variable Portfolio - Small
                                          Cap Value Fund                                              2,881,366
RVS VP Bal                                RVST RiverSource Variable Portfolio - Balanced Fund         1,814,233
RVS VP Cash Mgmt                          RVST RiverSource Variable Portfolio - Cash
                                          Management Fund                                             3,223,030
RVS VP Div Bond                           RVST RiverSource Variable Portfolio - Diversified
                                          Bond Fund                                                   6,584,046
RVS VP Div Eq Inc                         RVST RiverSource Variable Portfolio - Diversified
                                          Equity Income Fund                                          5,426,356
RVS VP Global Bond                        RVST RiverSource Variable Portfolio - Global Bond
                                          Fund                                                        2,962,799
RVS VP Global Inflation Prot Sec          RVST RiverSource Variable Portfolio - Global
                                          Inflation Protected Securities Fund                         3,087,011
Sel VP Gro                                RVST Seligman Variable Portfolio - Growth Fund              2,725,636
RVS VP Hi Yield Bond                      RVST RiverSource Variable Portfolio - High Yield
                                          Bond Fund                                                     181,189
RVS VP Inc Opp                            RVST RiverSource Variable Portfolio - Income
                                          Opportunities Fund                                          2,097,353
RVS VP Dyn Eq                             RVST RiverSource Variable Portfolio - Dynamic Equity
                                          Fund                                                        3,732,595
Sel VP Lg Cap Val                         RVST Seligman Variable Portfolio - Larger-Cap Value
                                          Fund                                                           44,878
RVS VP Mid Cap Gro                        RVST RiverSource Variable Portfolio - Mid Cap Growth
                                          Fund                                                          149,718
RVS VP Mid Cap Val                        RVST RiverSource Variable Portfolio - Mid Cap Value
                                          Fund                                                          252,409
RVS VP S&P 500                            RVST RiverSource Variable Portfolio - S&P 500 Index
                                          Fund                                                          657,262
RVS VP Short Duration                     RVST RiverSource Variable Portfolio - Short Duration
                                          U.S. Government Fund                                          398,734
Sel VP Sm Cap Val                         RVST Seligman Variable Portfolio - Smaller-Cap Value
                                          Fund                                                          238,194
THDL VP Emer Mkts                         RVST Threadneedle Variable Portfolio - Emerging
                                          Markets Fund                                                2,873,890
THDL VP Intl Opp                          RVST Threadneedle Variable Portfolio - International
                                          Opportunity Fund                                              498,015
Third Ave Val                             Third Avenue Value Portfolio                                  993,277
VanK LIT Comstock, Cl II                  Van Kampen Life Investment Trust Comstock Portfolio,
                                          Class II Shares                                             2,428,066
VanK UIF Global Real Est, Cl II           Van Kampen UIF Global Real Estate Portfolio, Class
                                          II Shares                                                   1,345,304
VanK UIF Mid Cap Gro, Cl II               Van Kampen UIF Mid Cap Growth Portfolio, Class II
                                          Shares                                                        285,636
Wanger Intl                               Wanger International                                        2,759,480
Wanger USA                                Wanger USA                                                  1,522,006
WF Adv VT Opp                             Wells Fargo Advantage VT Opportunity Fund                      89,448
WF Adv VT Sm Cap Gro                      Wells Fargo Advantage VT Small Cap Growth Fund                330,037
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  57

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                                   AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                  CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
                                                    SER I         SER I         SER I         SER I       SER II(5)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.69       $  1.10       $  1.52       $  1.20            --
At Dec. 31, 2005                                   $  0.74       $  1.19       $  1.58       $  1.26            --
At Dec. 31, 2006                                   $  0.78       $  1.38       $  1.83       $  1.45            --
At Dec. 31, 2007                                   $  0.87       $  1.51       $  1.96       $  1.12       $  1.04
At Dec. 31, 2008                                   $  0.50       $  0.79       $  1.36       $  0.45       $  0.61
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       676           510        13,677             3            --
At Dec. 31, 2005                                       902           553        12,206             6            --
At Dec. 31, 2006                                     1,077           598        10,839            17            --
At Dec. 31, 2007                                     1,254           639         9,894            28           310
At Dec. 31, 2008                                       814           450         8,084           331         2,638
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   466       $   559       $20,735       $     3            --
At Dec. 31, 2005                                   $   672       $   659       $19,315       $     8            --
At Dec. 31, 2006                                   $   845       $   823       $19,836       $    25            --
At Dec. 31, 2007                                   $ 1,092       $   966       $19,400       $    31       $   321
At Dec. 31, 2008                                   $   404       $   357       $10,975       $   149       $ 1,613
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --          0.97%         1.12%           --
For the year ended Dec. 31, 2005                      0.07%           --          1.47%         1.63%           --
For the year ended Dec. 31, 2006                      0.06%           --          0.55%         2.61%           --
For the year ended Dec. 31, 2007                        --            --          1.09%         1.85%         1.20%
For the year ended Dec. 31, 2008                        --            --          2.04%         7.23%         0.90%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      5.67%        14.46%         7.99%         7.70%           --
For the year ended Dec. 31, 2005                      7.86%         8.63%         4.37%         4.96%           --
For the year ended Dec. 31, 2006                      5.35%        15.48%        15.66%        15.40%           --
For the year ended Dec. 31, 2007                     11.00%         9.85%         7.14%       (22.92%)        3.35%
For the year ended Dec. 31, 2008                    (43.01%)      (47.50%)      (30.77%)      (59.81%)      (41.08%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                   AIM VI        AB VPS        AB VPS        AB VPS         AC VP
                                                    TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
                                                    SER I         CL B          CL B         CL B(5)        CL I
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.22       $  1.23       $  1.44            --       $  0.78
At Dec. 31, 2005                                   $  1.23       $  1.28       $  1.67            --       $  0.88
At Dec. 31, 2006                                   $  1.35       $  1.48       $  2.23            --       $  1.09
At Dec. 31, 2007                                   $  1.44       $  1.54       $  2.34       $  1.06       $  1.27
At Dec. 31, 2008                                   $  0.79       $  0.91       $  1.08       $  0.63       $  0.70
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        19           208           172            --         1,867
At Dec. 31, 2005                                        27           535           566            --         2,223
At Dec. 31, 2006                                        54           833         1,009            --         2,347
At Dec. 31, 2007                                        59         1,066         1,531            25         2,304
At Dec. 31, 2008                                        69         1,051         3,148           101         1,452
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $    23       $   256       $   249            --       $ 1,460
At Dec. 31, 2005                                   $    34       $   683       $   943            --       $ 1,951
At Dec. 31, 2006                                   $    73       $ 1,235       $ 2,253            --       $ 2,551
At Dec. 31, 2007                                   $    86       $ 1,642       $ 3,576       $    27       $ 2,930
At Dec. 31, 2008                                   $    55       $   951       $ 3,404       $    64       $ 1,010
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --          0.48%         0.27%           --          0.50%
For the year ended Dec. 31, 2005                        --          1.18%         0.45%           --          1.10%
For the year ended Dec. 31, 2006                        --          1.17%         1.21%           --          1.52%
For the year ended Dec. 31, 2007                        --          1.21%         1.00%           --          0.66%
For the year ended Dec. 31, 2008                        --          1.79%         0.82%           --          0.92%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%           --          0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%           --          0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%           --          0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      3.70%        10.22%        23.77%           --         13.89%
For the year ended Dec. 31, 2005                      1.26%         3.66%        15.48%           --         12.24%
For the year ended Dec. 31, 2006                      9.49%        15.94%        33.91%           --         23.91%
For the year ended Dec. 31, 2007                      6.73%         3.92%         4.63%         6.50%        16.99%
For the year ended Dec. 31, 2008                    (45.00%)      (41.23%)      (53.70%)      (40.36%)      (45.32%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  59

                                                    AC VP      CALVERT VS        COL           CS            CS
                                                    VAL,         SOCIAL       HI YIELD,     COMMODITY      U.S. EQ
                                                    CL I           BAL       VS CL B(4)     RETURN(5)     FLEX III
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.51       $  0.95            --            --       $  0.89
At Dec. 31, 2005                                   $  1.57       $  0.99            --            --       $  0.94
At Dec. 31, 2006                                   $  1.84       $  1.07       $  1.07            --       $  0.95
At Dec. 31, 2007                                   $  1.73       $  1.09       $  1.08       $  1.12       $  1.05
At Dec. 31, 2008                                   $  1.26       $  0.74       $  0.80       $  0.74       $  0.64
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                     3,733           512            --            --           406
At Dec. 31, 2005                                     4,357           730            --            --           381
At Dec. 31, 2006                                     4,503           640            26            --           308
At Dec. 31, 2007                                     4,434           606           104            16           277
At Dec. 31, 2008                                     2,985           540           219           526           269
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $ 5,618       $   485            --            --       $   361
At Dec. 31, 2005                                   $ 6,827       $   724            --            --       $   359
At Dec. 31, 2006                                   $ 8,297       $   684       $    28            --       $   293
At Dec. 31, 2007                                   $ 7,681       $   660       $   112       $    18       $   292
At Dec. 31, 2008                                   $ 3,752       $   400       $   176       $   388       $   173
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      0.94%         2.02%           --            --            --
For the year ended Dec. 31, 2005                      0.82%         1.77%           --            --            --
For the year ended Dec. 31, 2006                      1.34%         2.45%         3.34%           --            --
For the year ended Dec. 31, 2007                      1.57%         2.33%         5.45%         9.07%           --
For the year ended Dec. 31, 2008                      2.65%         2.38%        10.58%         1.49%           --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%           --            --          0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%           --            --          0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%           --          0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     13.31%         7.29%           --            --         12.11%
For the year ended Dec. 31, 2005                      4.09%         4.71%           --            --          6.02%
For the year ended Dec. 31, 2006                     17.59%         7.80%         7.11%           --          0.98%
For the year ended Dec. 31, 2007                     (5.99%)        1.83%         0.78%        10.67%        10.68%
For the year ended Dec. 31, 2008                    (27.43%)      (31.94%)      (25.43%)      (34.33%)      (38.86%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                     CS           EV VT         EG VA        FID VIP       FID VIP
                                                   U.S. EQ      FLOATING-    FUNDAMENTAL   CONTRAFUND,   GRO & INC,
                                                   FLEX I      RATE INC(5)  LG CAP, CL 2  SERV CL 2(5)     SERV CL
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.67            --       $  1.21            --       $  0.95
At Dec. 31, 2005                                   $  0.65            --       $  1.30            --       $  1.01
At Dec. 31, 2006                                   $  0.67            --       $  1.45            --       $  1.13
At Dec. 31, 2007                                   $  0.66       $  0.98       $  1.55       $  1.08       $  1.25
At Dec. 31, 2008                                   $  0.43       $  0.71       $  1.03       $  0.61       $  0.72
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       784            --            25            --         6,923
At Dec. 31, 2005                                       813            --            69            --         7,705
At Dec. 31, 2006                                       735            --           136            --         7,707
At Dec. 31, 2007                                       641           240           155         1,117         7,297
At Dec. 31, 2008                                       543         1,484           221         6,712         5,789
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   524            --       $    31            --       $ 6,546
At Dec. 31, 2005                                   $   525            --       $    89            --       $ 7,764
At Dec. 31, 2006                                   $   492            --       $   197            --       $ 8,698
At Dec. 31, 2007                                   $   422       $   236       $   241       $ 1,209       $ 9,142
At Dec. 31, 2008                                   $   232       $ 1,052       $   227       $ 4,124       $ 4,185
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --          2.47%           --          0.72%
For the year ended Dec. 31, 2005                        --            --          1.03%           --          1.35%
For the year ended Dec. 31, 2006                        --            --          1.34%           --          0.79%
For the year ended Dec. 31, 2007                        --          6.32%         0.88%         2.76%         1.68%
For the year ended Dec. 31, 2008                      0.08%         5.81%         1.48%         1.26%         1.02%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2005                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2006                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      9.88%           --          7.95%           --          4.81%
For the year ended Dec. 31, 2005                     (3.55%)          --          7.77%           --          6.57%
For the year ended Dec. 31, 2006                      3.83%           --         11.39%           --         12.00%
For the year ended Dec. 31, 2007                     (1.73%)       (1.83%)        7.04%         8.02%        10.99%
For the year ended Dec. 31, 2008                    (35.19%)      (27.80%)      (33.61%)      (43.21%)      (42.30%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  61

                                                                                                           FTVIPT
                                                   FID VIP       FID VIP    FTVIPT FRANK  FTVIPT FRANK     MUTUAL
                                                  MID CAP,      OVERSEAS,    GLOBAL REAL     SM CAP        SHARES
                                                   SERV CL       SERV CL      EST, CL 2     VAL, CL 2     SEC, CL 2
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.50       $  0.95       $  2.06       $  1.76       $  1.25
At Dec. 31, 2005                                   $  1.76       $  1.12       $  2.31       $  1.90       $  1.36
At Dec. 31, 2006                                   $  1.96       $  1.31       $  2.76       $  2.20       $  1.60
At Dec. 31, 2007                                   $  2.25       $  1.52       $  2.17       $  2.13       $  1.64
At Dec. 31, 2008                                   $  1.35       $  0.84       $  1.24       $  1.41       $  1.02
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                     5,928         1,871         1,727           791            88
At Dec. 31, 2005                                     6,656         2,223         2,155         1,369           255
At Dec. 31, 2006                                     7,031         2,610         2,353         1,584           527
At Dec. 31, 2007                                     6,598         2,869         2,195         1,622           901
At Dec. 31, 2008                                     5,539         2,176         1,727         1,135           996
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $ 8,907       $ 1,774       $ 3,549       $ 1,391       $   110
At Dec. 31, 2005                                   $11,716       $ 2,484       $ 4,982       $ 2,596       $   348
At Dec. 31, 2006                                   $13,811       $ 3,410       $ 6,502       $ 3,481       $   844
At Dec. 31, 2007                                   $14,834       $ 4,355       $ 4,756       $ 3,449       $ 1,479
At Dec. 31, 2008                                   $ 7,464       $ 1,837       $ 2,137       $ 1,602       $ 1,019
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --          0.87%         1.76%         0.17%         0.61%
For the year ended Dec. 31, 2005                      1.52%         0.53%         1.36%         0.75%         0.81%
For the year ended Dec. 31, 2006                      0.25%         0.72%         1.98%         0.62%         1.28%
For the year ended Dec. 31, 2007                      0.71%         3.16%         2.41%         0.66%         1.46%
For the year ended Dec. 31, 2008                      0.35%         2.25%         1.02%         1.11%         3.08%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     23.65%        12.46%        30.62%        22.64%        11.62%
For the year ended Dec. 31, 2005                     17.15%        17.91%        12.46%         7.80%         9.57%
For the year ended Dec. 31, 2006                     11.58%        16.89%        19.51%        15.93%        17.32%
For the year ended Dec. 31, 2007                     14.45%        16.15%       (21.58%)       (3.26%)        2.55%
For the year ended Dec. 31, 2008                    (40.05%)      (44.37%)      (42.91%)      (33.62%)      (37.67%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                   FTVIPT        GS VIT        GS VIT        GS VIT      JANUS ASPEN
                                                  TEMP FOR       MID CAP     STRUCTD SM   STRUCTD U.S.  GLOBAL TECH,
                                                  SEC, CL 2     VAL, INST   CAP EQ, INST    EQ, INST        SERV
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.06       $  1.79       $  1.44       $  0.94       $  0.45
At Dec. 31, 2005                                   $  1.16       $  2.00       $  1.51       $  0.99       $  0.49
At Dec. 31, 2006                                   $  1.40       $  2.30       $  1.68       $  1.11       $  0.53
At Dec. 31, 2007                                   $  1.60       $  2.36       $  1.39       $  1.08       $  0.63
At Dec. 31, 2008                                   $  0.94       $  1.47       $  0.91       $  0.67       $  0.35
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                     2,266         2,817           462         1,362           638
At Dec. 31, 2005                                     2,781         3,989           443         3,244           828
At Dec. 31, 2006                                     2,805         4,422           531         4,106         1,155
At Dec. 31, 2007                                     2,778         4,623           537         3,964         1,646
At Dec. 31, 2008                                     1,571         3,997           425         2,797         1,521
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $ 2,409       $ 5,039       $   665       $ 1,279       $   284
At Dec. 31, 2005                                   $ 3,227       $ 7,978       $   671       $ 3,214       $   408
At Dec. 31, 2006                                   $ 3,918       $10,183       $   894       $ 4,552       $   608
At Dec. 31, 2007                                   $ 4,440       $10,889       $   748       $ 4,284       $ 1,045
At Dec. 31, 2008                                   $ 1,484       $ 5,873       $   387       $ 1,887       $   536
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      1.07%         0.68%         0.21%         1.56%           --
For the year ended Dec. 31, 2005                      1.15%         0.66%         0.25%         1.06%           --
For the year ended Dec. 31, 2006                      1.22%         1.03%         0.72%         1.19%           --
For the year ended Dec. 31, 2007                      1.98%         0.78%         0.36%         1.01%         0.38%
For the year ended Dec. 31, 2008                      2.29%         1.02%         0.64%         1.42%         0.09%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     17.47%        24.76%        15.28%        13.91%        (0.34)%
For the year ended Dec. 31, 2005                      9.18%        11.82%         5.12%         5.56%        10.55%
For the year ended Dec. 31, 2006                     20.36%        15.13%        11.27%        11.88%         6.86%
For the year ended Dec. 31, 2007                     14.42%         2.27%       (17.24%)       (2.51%)       20.60%
For the year ended Dec. 31, 2008                    (40.91%)      (37.62%)      (34.62%)      (37.56%)      (44.47%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  63

                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     LAZARD        MFS INV
                                                  OVERSEAS,      JANUS,      ENTERPRISE,   RETIRE INTL   GRO STOCK,
                                                    SERV         SERV(5)        SERV        EQ, SERV       SERV CL
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.82            --       $  0.58       $  0.96       $  0.67
At Dec. 31, 2005                                   $  1.07            --       $  0.64       $  1.05       $  0.69
At Dec. 31, 2006                                   $  1.56            --       $  0.72       $  1.28       $  0.73
At Dec. 31, 2007                                   $  1.98       $  1.04       $  0.87       $  1.40       $  0.81
At Dec. 31, 2008                                   $  0.94       $  0.62       $  0.49       $  0.88       $  0.50
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                     2,058            --           745         1,671         2,093
At Dec. 31, 2005                                     2,282            --           786         2,006         2,562
At Dec. 31, 2006                                     3,208            --           707         2,258         2,585
At Dec. 31, 2007                                     4,242           769           811         2,139         2,642
At Dec. 31, 2008                                     3,779         5,662           805         1,409         2,248
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $ 1,691            --       $   432       $ 1,605       $ 1,397
At Dec. 31, 2005                                   $ 2,452            --       $   506       $ 2,113       $ 1,767
At Dec. 31, 2006                                   $ 5,009            --       $   511       $ 2,889       $ 1,895
At Dec. 31, 2007                                   $ 8,404       $   799       $   707       $ 3,004       $ 2,132
At Dec. 31, 2008                                   $ 3,544       $ 3,507       $   391       $ 1,235       $ 1,133
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      0.87%           --            --          0.54%           --
For the year ended Dec. 31, 2005                      1.10%           --            --          1.02%         0.13%
For the year ended Dec. 31, 2006                      1.94%           --            --          1.04%           --
For the year ended Dec. 31, 2007                      0.46%         1.05%         0.07%         2.47%         0.08%
For the year ended Dec. 31, 2008                      1.09%         0.72%         0.06%         1.09%         0.30%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     17.62%           --         19.40%        13.95%         8.01%
For the year ended Dec. 31, 2005                     30.76%           --         11.03%         9.66%         3.30%
For the year ended Dec. 31, 2006                     45.32%           --         12.29%        21.43%         6.34%
For the year ended Dec. 31, 2007                     26.86%         3.81%        20.64%         9.79%        10.02%
For the year ended Dec. 31, 2008                    (52.66%)      (40.41%)      (44.36%)      (37.58%)      (37.55%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                                                              OPPEN         OPPEN
                                                     MFS           MFS          OPPEN      MAIN ST SM     STRATEGIC
                                                  NEW DIS,     UTILITIES,    GLOBAL SEC      CAP VA,        BOND
                                                   SERV CL       SERV CL     VA, SERV(4)     SERV(4)     VA, SERV(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.86       $  1.47            --            --            --
At Dec. 31, 2005                                   $  0.90       $  1.70            --            --            --
At Dec. 31, 2006                                   $  1.01       $  2.21       $  1.07       $  1.00       $  1.04
At Dec. 31, 2007                                   $  1.02       $  2.79       $  1.12       $  0.98       $  1.13
At Dec. 31, 2008                                   $  0.61       $  1.72       $  0.66       $  0.60       $  0.96
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                     1,893            29            --            --            --
At Dec. 31, 2005                                     1,711           139            --            --            --
At Dec. 31, 2006                                     1,521           227            30            25            56
At Dec. 31, 2007                                     1,358           286           101           134         1,171
At Dec. 31, 2008                                     1,094           394           231           226         5,686
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $ 1,635       $    43            --            --            --
At Dec. 31, 2005                                   $ 1,537       $   236            --            --            --
At Dec. 31, 2006                                   $ 1,530       $   500       $    32       $    25       $    58
At Dec. 31, 2007                                   $ 1,384       $   796       $   113       $   131       $ 1,325
At Dec. 31, 2008                                   $   668       $   677       $   153       $   136       $ 5,455
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --          0.45%           --            --            --
For the year ended Dec. 31, 2005                        --          0.36%           --            --            --
For the year ended Dec. 31, 2006                        --          1.70%           --            --            --
For the year ended Dec. 31, 2007                        --          0.77%         0.66%         0.07%         1.01%
For the year ended Dec. 31, 2008                        --          1.25%         1.08%         0.27%         2.99%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%           --            --            --
For the year ended Dec. 31, 2005                      0.90%         0.90%           --            --            --
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      5.26%        28.68%           --            --            --
For the year ended Dec. 31, 2005                      4.09%        15.53%           --            --            --
For the year ended Dec. 31, 2006                     11.92%        29.79%         6.62%         0.14%         4.28%
For the year ended Dec. 31, 2007                      1.33%        26.41%         5.13%        (2.28%)        8.56%
For the year ended Dec. 31, 2008                    (40.06%)      (38.37%)      (40.87%)      (38.56%)      (15.25%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  65

                                                  PIMCO VIT
                                                 ALL ASSET,      PUT VT        PUT VT        PUT VT        PUT VT
                                                   ADVISOR     GLOBAL HLTH    HI YIELD,     INTL EQ,      INTL NEW
                                                    CL(5)      CARE, CL IB      CL IB         CL IB      OPP, CL IB
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                        --       $  1.15       $  1.36       $  1.34       $  0.83
At Dec. 31, 2005                                        --       $  1.29       $  1.39       $  1.49       $  0.98
At Dec. 31, 2006                                        --       $  1.31       $  1.52       $  1.88       $  1.22
At Dec. 31, 2007                                   $  1.05       $  1.29       $  1.55       $  2.02       $  1.37
At Dec. 31, 2008                                   $  0.88       $  1.06       $  1.14       $  1.12       $  0.78
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        --             7           556            46           857
At Dec. 31, 2005                                        --            28           626            71           891
At Dec. 31, 2006                                        --            49           715            88           853
At Dec. 31, 2007                                       647            68           764           117           841
At Dec. 31, 2008                                     4,390           159           567            87           634
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                        --       $     8       $   757       $    61       $   713
At Dec. 31, 2005                                        --       $    36       $   871       $   106       $   869
At Dec. 31, 2006                                        --       $    64       $ 1,088       $   165       $ 1,040
At Dec. 31, 2007                                   $   681       $    88       $ 1,186       $   237       $ 1,150
At Dec. 31, 2008                                   $ 3,850       $   169       $   645       $    97       $   495
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --          0.14%         7.44%         1.39%         0.94%
For the year ended Dec. 31, 2005                        --          0.03%         7.95%         1.23%         0.65%
For the year ended Dec. 31, 2006                        --          0.25%         7.13%         0.56%         1.28%
For the year ended Dec. 31, 2007                     16.79%         0.76%         7.62%         2.52%         0.82%
For the year ended Dec. 31, 2008                      7.52%           --         10.03%         2.21%         1.63%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                        --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                        --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                        --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                        --          6.16%         9.55%        15.15%        12.33%
For the year ended Dec. 31, 2005                        --         12.19%         2.17%        11.19%        17.31%
For the year ended Dec. 31, 2006                        --          1.87%         9.53%        26.58%        25.00%
For the year ended Dec. 31, 2007                      4.96%        (1.50%)        1.87%         7.39%        12.19%
For the year ended Dec. 31, 2008                    (16.67%)      (17.81%)      (26.73%)      (44.45%)      (43.00%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                   PUT VT        PUT VT         ROYCE      DISC ASSET    DISC ASSET
                                                  NEW OPP,       VISTA,      MICRO-CAP,      ALLOC,        ALLOC,
                                                    CL IA         CL IB       INVEST CL      AGGR(6)     CONSERV(6)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.25       $  0.64       $  1.88            --            --
At Dec. 31, 2005                                   $  1.37       $  0.72       $  2.08            --            --
At Dec. 31, 2006                                   $  1.47       $  0.75       $  2.49            --            --
At Dec. 31, 2007                                   $  1.55       $  0.77       $  2.57            --            --
At Dec. 31, 2008                                   $  0.94       $  0.42       $  1.44       $  0.71       $  0.84
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                    11,509           743         2,826            --            --
At Dec. 31, 2005                                    10,054           789         2,837            --            --
At Dec. 31, 2006                                     8,907           675         2,857            --            --
At Dec. 31, 2007                                     8,022           618         2,726            --            --
At Dec. 31, 2008                                     6,663           542         1,947           212            14
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $14,381       $   479       $ 5,307            --            --
At Dec. 31, 2005                                   $13,737       $   565       $ 5,893            --            --
At Dec. 31, 2006                                   $13,126       $   505       $ 7,122            --            --
At Dec. 31, 2007                                   $12,420       $   476       $ 7,002            --            --
At Dec. 31, 2008                                   $ 6,276       $   225       $ 2,811       $   150       $    11
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --            --            --            --
For the year ended Dec. 31, 2005                      0.37%           --          0.56%           --            --
For the year ended Dec. 31, 2006                      0.18%           --          0.19%           --            --
For the year ended Dec. 31, 2007                      0.16%           --          1.42%           --            --
For the year ended Dec. 31, 2008                      0.31%           --          2.29%           --            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%           --            --
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%           --            --
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%           --            --
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%           --            --
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      9.58%        17.54%        12.83%           --            --
For the year ended Dec. 31, 2005                      9.34%        11.15%        10.61%           --            --
For the year ended Dec. 31, 2006                      7.85%         4.51%        19.99%           --            --
For the year ended Dec. 31, 2007                      5.06%         2.87%         3.04%           --            --
For the year ended Dec. 31, 2008                    (39.17%)      (46.03%)      (43.78%)      (29.86%)      (16.44%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  67

                                                                             DISC ASSET
                                                 DISC ASSET    DISC ASSET      ALLOC,     RVS PTNRS VP  RVS PTNRS VP
                                                   ALLOC,        ALLOC,          MOD       FUNDAMENTAL     SELECT
                                                   MOD(6)      MOD AGGR(6)   CONSERV(6)      VAL(5)        VAL(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                        --            --            --            --            --
At Dec. 31, 2005                                        --            --            --            --            --
At Dec. 31, 2006                                        --            --            --            --       $  1.05
At Dec. 31, 2007                                        --            --            --       $  0.97       $  1.11
At Dec. 31, 2008                                   $  0.76       $  0.73       $  0.79       $  0.59       $  0.69
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        --            --            --            --            --
At Dec. 31, 2005                                        --            --            --            --            --
At Dec. 31, 2006                                        --            --            --            --            --
At Dec. 31, 2007                                        --            --            --           567             7
At Dec. 31, 2008                                       395           103            31         4,123           102
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                        --            --            --            --            --
At Dec. 31, 2005                                        --            --            --            --            --
At Dec. 31, 2006                                        --            --            --            --       $     1
At Dec. 31, 2007                                        --            --            --       $   550       $     8
At Dec. 31, 2008                                   $   300       $    75       $    25       $ 2,435       $    71
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --            --            --            --
For the year ended Dec. 31, 2005                        --            --            --            --            --
For the year ended Dec. 31, 2006                        --            --            --            --          1.84%
For the year ended Dec. 31, 2007                        --            --            --          1.20%         1.33%
For the year ended Dec. 31, 2008                        --            --            --          0.01%           --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                        --            --            --            --            --
For the year ended Dec. 31, 2005                        --            --            --            --            --
For the year ended Dec. 31, 2006                        --            --            --            --          0.90%
For the year ended Dec. 31, 2007                        --            --            --          0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                        --            --            --            --            --
For the year ended Dec. 31, 2005                        --            --            --            --            --
For the year ended Dec. 31, 2006                        --            --            --            --          5.32%
For the year ended Dec. 31, 2007                        --            --            --         (3.23%)        5.08%
For the year ended Dec. 31, 2008                    (24.75%)      (27.20%)      (21.14%)      (39.13%)      (37.25%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                  RVS PTNRS                    RVS VP        RVS VP        RVS VP
                                                  VP SM CAP      RVS VP         CASH           DIV         DIV EQ
                                                     VAL           BAL          MGMT          BOND           INC
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.40       $  0.92       $ 1.02        $  1.21       $  1.35
At Dec. 31, 2005                                   $  1.47       $  0.95       $ 1.04        $  1.22       $  1.52
At Dec. 31, 2006                                   $  1.75       $  1.07       $ 1.07        $  1.27       $  1.81
At Dec. 31, 2007                                   $  1.65       $  1.08       $ 1.12        $  1.32       $  1.93
At Dec. 31, 2008                                   $  1.12       $  0.75       $ 1.13        $  1.23       $  1.14
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       126        32,215        4,552          7,907         5,088
At Dec. 31, 2005                                       259        29,353        4,826          8,613         8,146
At Dec. 31, 2006                                       401        26,606        5,993          9,617        11,103
At Dec. 31, 2007                                       723        24,520        7,117         11,883        13,179
At Dec. 31, 2008                                     2,549        19,230        7,983         14,554        14,276
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   176       $29,642       $4,641        $ 9,555       $ 6,881
At Dec. 31, 2005                                   $   381       $27,817       $5,003        $10,534       $12,392
At Dec. 31, 2006                                   $   700       $28,583       $6,434        $12,171       $20,045
At Dec. 31, 2007                                   $ 1,191       $26,559       $7,938        $15,679       $25,471
At Dec. 31, 2008                                   $ 2,847       $14,467       $9,024        $17,830       $16,279
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      0.05%         2.02%        0.92%          3.91%         1.65%
For the year ended Dec. 31, 2005                      0.24%         2.58%        2.57%          3.71%         1.62%
For the year ended Dec. 31, 2006                      0.43%         2.48%        4.43%          4.37%         1.41%
For the year ended Dec. 31, 2007                      0.90%         2.87%        4.72%          4.75%         1.57%
For the year ended Dec. 31, 2008                      0.06%         0.25%        2.26%          0.41%         0.08%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%        0.90%          0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     18.94%         8.62%       (0.16%)         3.55%        17.15%
For the year ended Dec. 31, 2005                      4.82%         2.99%        1.69%          1.21%        12.49%
For the year ended Dec. 31, 2006                     19.18%        13.36%        3.55%          3.48%        18.67%
For the year ended Dec. 31, 2007                     (5.75%)        0.82%        3.89%          4.25%         7.05%
For the year ended Dec. 31, 2008                    (32.19%)      (30.54%)       1.35%         (7.15%)      (41.00%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  69

                                                                 RVS VP
                                                   RVS VP        GLOBAL                      RVS VP
                                                   GLOBAL       INFLATION      SEL VP       HI YIELD       RVS VP
                                                    BOND       PROT SEC(4)       GRO          BOND       INC OPP(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $ 1.47            --        $  0.58       $  1.26            --
At Dec. 31, 2005                                   $ 1.39            --        $  0.62       $  1.30            --
At Dec. 31, 2006                                   $ 1.47        $ 1.03        $  0.69       $  1.43       $  1.05
At Dec. 31, 2007                                   $ 1.57        $ 1.10        $  0.70       $  1.44       $  1.07
At Dec. 31, 2008                                   $ 1.54        $ 1.09        $  0.39       $  1.07       $  0.86
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                      748            --          1,984         2,266            --
At Dec. 31, 2005                                    1,346            --          3,190         2,900            --
At Dec. 31, 2006                                    1,646            10          4,510         3,372             6
At Dec. 31, 2007                                    2,335           424          5,980         3,544           379
At Dec. 31, 2008                                    3,493         2,466         10,135         2,371         2,138
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $1,102            --        $ 1,149       $ 2,858            --
At Dec. 31, 2005                                   $1,868            --        $ 1,988       $ 3,771            --
At Dec. 31, 2006                                   $2,416        $   12        $ 3,094       $ 4,815       $     8
At Dec. 31, 2007                                   $3,655        $  467        $ 4,191       $ 5,108       $   405
At Dec. 31, 2008                                   $5,396        $2,697        $ 3,917       $ 2,535       $ 1,837
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                     4.09%           --           0.33%         6.98%           --
For the year ended Dec. 31, 2005                     3.75%           --           0.39%         6.44%           --
For the year ended Dec. 31, 2006                     3.27%         7.51%          0.88%         7.44%         6.43%
For the year ended Dec. 31, 2007                     3.64%         2.62%          1.00%         7.42%         6.99%
For the year ended Dec. 31, 2008                     7.32%         2.58%          0.20%         0.32%         0.06%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                     0.90%           --           0.90%         0.90%           --
For the year ended Dec. 31, 2005                     0.90%           --           0.90%         0.90%           --
For the year ended Dec. 31, 2006                     0.90%         0.90%          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                     0.90%         0.90%          0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     9.04%           --           7.46%        10.40%           --
For the year ended Dec. 31, 2005                    (5.85%)          --           7.64%         3.09%           --
For the year ended Dec. 31, 2006                     5.78%         3.09%         10.09%         9.83%         5.07%
For the year ended Dec. 31, 2007                     6.68%         6.97%          2.14%         0.94%         1.71%
For the year ended Dec. 31, 2008                    (1.33%)       (0.76%)       (44.84%)      (25.85%)      (19.54%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                                 SEL VP        RVS VP        RVS VP
                                                   RVS VP        LG CAP        MID CAP       MID CAP       RVS VP
                                                   DYN EQ        VAL(4)          GRO         VAL(4)        S&P 500
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.73            --       $  1.20            --       $  0.89
At Dec. 31, 2005                                   $  0.77            --       $  1.31            --       $  0.92
At Dec. 31, 2006                                   $  0.88       $  1.10       $  1.29       $  1.03       $  1.05
At Dec. 31, 2007                                   $  0.89       $  1.09       $  1.46       $  1.13       $  1.09
At Dec. 31, 2008                                   $  0.51       $  0.65       $  0.80       $  0.61       $  0.68
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                    54,272            --            37            --         4,986
At Dec. 31, 2005                                    48,497            --            86            --         6,573
At Dec. 31, 2006                                    49,649             1           319            17         6,777
At Dec. 31, 2007                                    44,581            13           386           201         7,112
At Dec. 31, 2008                                    36,252            67           385           322         5,257
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $39,523            --       $    45            --       $ 4,435
At Dec. 31, 2005                                   $37,163            --       $   113            --       $ 6,050
At Dec. 31, 2006                                   $43,470       $     2       $   412       $    18       $ 7,126
At Dec. 31, 2007                                   $39,816       $    14       $   563       $   226       $ 7,783
At Dec. 31, 2008                                   $18,558       $    44       $   307       $   197       $ 3,586
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      1.05%           --            --            --          1.52%
For the year ended Dec. 31, 2005                      1.11%           --            --            --          1.41%
For the year ended Dec. 31, 2006                      1.19%         2.06%         0.30%         1.18%         1.46%
For the year ended Dec. 31, 2007                      1.31%         1.63%         0.05%         0.81%         1.65%
For the year ended Dec. 31, 2008                      0.23%         0.05%         0.02%           --          0.08%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2005                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      4.94%           --          8.13%           --          9.28%
For the year ended Dec. 31, 2005                      5.23%           --          9.14%           --          3.47%
For the year ended Dec. 31, 2006                     14.25%        10.59%        (0.96%)        2.40%        14.23%
For the year ended Dec. 31, 2007                      2.01%        (1.35%)       12.72%         9.36%         4.07%
For the year ended Dec. 31, 2008                    (42.68%)      (40.00%)      (45.34%)      (45.60%)      (37.66%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  71

                                                   RVS VP        SEL VP        THDL VP       THDL VP
                                                    SHORT        SM CAP         EMER          INTL        THIRD AVE
                                                  DURATION         VAL          MKTS           OPP           VAL
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $ 1.12        $  1.28       $  1.46       $  0.64       $  1.84
At Dec. 31, 2005                                   $ 1.13        $  1.33       $  1.93       $  0.73       $  2.08
At Dec. 31, 2006                                   $ 1.16        $  1.47       $  2.56       $  0.90       $  2.39
At Dec. 31, 2007                                   $ 1.21        $  1.40       $  3.51       $  1.00       $  2.26
At Dec. 31, 2008                                   $ 1.17        $  0.85       $  1.61       $  0.59       $  1.26
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                    2,469            852           295        20,215         3,646
At Dec. 31, 2005                                    2,686          1,026           815        19,504         3,980
At Dec. 31, 2006                                    2,978          1,095           958        18,415         3,994
At Dec. 31, 2007                                    3,152            988         1,167        16,842         3,760
At Dec. 31, 2008                                    2,710            807         2,006        13,515         2,481
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $2,767        $ 1,092       $   431       $13,038       $ 6,690
At Dec. 31, 2005                                   $3,030        $ 1,366       $ 1,576       $14,195       $ 8,297
At Dec. 31, 2006                                   $3,457        $ 1,615       $ 2,458       $16,493       $ 9,554
At Dec. 31, 2007                                   $3,819        $ 1,382       $ 4,098       $16,846       $ 8,486
At Dec. 31, 2008                                   $3,168        $   688       $ 3,231       $ 7,980       $ 3,126
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                     2.48%            --          2.66%         1.13%         0.54%
For the year ended Dec. 31, 2005                     2.90%            --          0.21%         1.41%         1.34%
For the year ended Dec. 31, 2006                     3.81%          0.04%         0.34%         1.94%         1.31%
For the year ended Dec. 31, 2007                     4.18%          0.16%         0.58%         0.99%         2.17%
For the year ended Dec. 31, 2008                     0.15%            --          0.70%         2.34%         0.78%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                     0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                     0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                     0.90%          0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                    (0.05%)        17.48%        23.03%        16.35%        18.82%
For the year ended Dec. 31, 2005                     0.67%          3.89%        32.60%        12.85%        13.60%
For the year ended Dec. 31, 2006                     2.92%         10.69%        32.71%        23.06%        14.74%
For the year ended Dec. 31, 2007                     4.38%         (5.05%)       36.87%        11.67%        (5.66%)
For the year ended Dec. 31, 2008                    (3.51%)       (39.15%)      (54.12%)      (40.97%)      (44.16%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
72  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

                                                                VANK UIF      VANK UIF
                                                  VANK LIT     GLOBAL REAL     MID CAP
                                                  COMSTOCK,      EST, CL       GRO, CL       WANGER        WANGER
                                                  CL II(5)        II(5)         II(5)         INTL           USA
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                        --            --            --       $  1.14       $  1.58
At Dec. 31, 2005                                        --            --            --       $  1.37       $  1.75
At Dec. 31, 2006                                        --            --            --       $  1.87       $  1.87
At Dec. 31, 2007                                   $  0.91       $  0.87       $  1.09       $  2.15       $  1.95
At Dec. 31, 2008                                   $  0.58       $  0.48       $  0.57       $  1.16       $  1.17
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        --            --            --         2,345         3,089
At Dec. 31, 2005                                        --            --            --         3,190         4,102
At Dec. 31, 2006                                        --            --            --         4,080         4,653
At Dec. 31, 2007                                       502           157            80         4,438         4,763
At Dec. 31, 2008                                     3,406         1,950           235         4,995         4,308
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                        --            --            --       $ 2,671       $ 4,891
At Dec. 31, 2005                                        --            --            --       $ 4,376       $ 7,161
At Dec. 31, 2006                                        --            --            --       $ 7,610       $ 8,684
At Dec. 31, 2007                                   $   459       $   136       $    87       $ 9,540       $ 9,284
At Dec. 31, 2008                                   $ 1,980       $   934       $   135       $ 5,789       $ 5,019
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --            --          0.57%           --
For the year ended Dec. 31, 2005                        --            --            --          1.00%           --
For the year ended Dec. 31, 2006                        --            --            --          0.49%         0.22%
For the year ended Dec. 31, 2007                        --          0.40%           --          0.81%           --
For the year ended Dec. 31, 2008                      1.33%         2.99%         0.83%         0.94%           --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                        --            --            --          0.90%         0.90%
For the year ended Dec. 31, 2005                        --            --            --          0.90%         0.90%
For the year ended Dec. 31, 2006                        --            --            --          0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                        --            --            --         29.10%        17.27%
For the year ended Dec. 31, 2005                        --            --            --         20.44%        10.26%
For the year ended Dec. 31, 2006                        --            --            --         35.94%         6.91%
For the year ended Dec. 31, 2007                     (8.81%)      (12.27%)        8.39%        15.26%         4.44%
For the year ended Dec. 31, 2008                    (36.38%)      (44.84%)      (47.29%)      (46.09%)      (40.23%)
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  73

                                                                                        WF ADV
                                                                          WF ADV         VT SM
                                                                          VT OPP        CAP GRO
                                                                       --------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                                          $  1.32       $  1.33
At Dec. 31, 2005                                                          $  1.41       $  1.40
At Dec. 31, 2006                                                          $  1.57       $  1.70
At Dec. 31, 2007                                                          $  1.66       $  1.91
At Dec. 31, 2008                                                          $  0.99       $  1.11
-------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                                               24            69
At Dec. 31, 2005                                                               54           123
At Dec. 31, 2006                                                               68           279
At Dec. 31, 2007                                                               78           365
At Dec. 31, 2008                                                               85           371
-------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                                          $    32       $    91
At Dec. 31, 2005                                                          $    76       $   172
At Dec. 31, 2006                                                          $   107       $   475
At Dec. 31, 2007                                                          $   129       $   699
At Dec. 31, 2008                                                          $    84       $   412
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                                               --            --
For the year ended Dec. 31, 2005                                               --            --
For the year ended Dec. 31, 2006                                               --            --
For the year ended Dec. 31, 2007                                             0.61%           --
For the year ended Dec. 31, 2008                                             2.12%           --
-------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                                             0.90%         0.90%
For the year ended Dec. 31, 2005                                             0.90%         0.90%
For the year ended Dec. 31, 2006                                             0.90%         0.90%
For the year ended Dec. 31, 2007                                             0.90%         0.90%
For the year ended Dec. 31, 2008                                             0.90%         0.90%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                                            17.02%        12.75%
For the year ended Dec. 31, 2005                                             6.84%         5.29%
For the year ended Dec. 31, 2006                                            11.22%        21.66%
For the year ended Dec. 31, 2007                                             5.67%        12.79%
For the year ended Dec. 31, 2008                                           (40.64%)      (41.95%)
-------------------------------------------------------------------------------------------------



 (1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
 (2)These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
 (4)New price level operations commenced on May 1, 2006.
 (5)New price level operations commenced on June 11, 2007.
 (6)New price level operations commenced on May 1, 2008.


--------------------------------------------------------------------------------
74  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2008 and 2007, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota


March 27, 2009



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2008          2007

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2008, $1,403,180;
  2007, $1,423,878)                                                     $1,279,025    $1,404,480
Commercial mortgage loans, at cost (less allowance for loan losses:
2008 and 2007, $1,188)                                                     210,786       226,481
Policy loans                                                                36,226        35,734
Trading securities                                                              87           130
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,526,124     1,666,825

Cash and cash equivalents                                                  195,886       206,475
Reinsurance recoverables                                                    69,619        54,057
Amounts due from brokers                                                       371           206
Deferred income taxes, net                                                  38,513            --
Other accounts receivable                                                    5,597         5,618
Accrued investment income                                                   17,651        18,413
Deferred acquisition costs                                                 242,555       234,561
Deferred sales inducement costs                                             23,808        19,447
Other assets                                                                65,311        23,479
Separate account assets                                                  2,248,021     3,087,228
-------------------------------------------------------------------------------------------------
    Total assets                                                        $4,433,456    $5,316,309
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,834,858    $1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
Amounts due to brokers                                                      38,625            --
Deferred income taxes, net                                                      --        13,853
Other liabilities                                                           21,647        12,789
Separate account liabilities                                             2,248,021     3,087,228
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,151,491     4,896,062
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,646       106,637
Retained earnings                                                          236,963       321,909
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                         (63,644)      (10,299)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             281,965       420,247
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $4,433,456    $5,316,309
=================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

REVENUES
Premiums                                                         $ 28,203      $ 26,804      $ 27,103
Net investment income                                              94,421       109,190       119,142
Policy and contract charges                                        70,900        65,555        57,983
Other revenue                                                      15,389        12,204         9,060
Net realized investment gains (losses)                            (24,117)        6,583         3,936
-------------------------------------------------------------------------------------------------------
    Total revenues                                                184,796       220,336       217,224
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   65,151        44,513        34,712
Interest credited to fixed accounts                                52,997        55,666        61,641
Amortization of deferred acquisition costs                         41,554        28,038        24,259
Separation costs                                                       --          (571)        2,756
Other insurance and operating expenses                             40,408        31,194        24,909
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   200,110       158,840       148,277
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                              (15,314)       61,496        68,947
Income tax provision (benefit)                                     (9,350)       19,000        22,957
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ (5,964)     $ 42,496      $ 45,990
=======================================================================================================



See accompanying Notes to Financial Statements.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  (5,964)    $  42,496     $  45,990
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                           (33,586)      (40,757)      (38,786)
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                            44,145        30,084        26,455
  Premium and discount amortization on Available-for-Sale            2,702         3,549         4,380
  Deferred income taxes, net                                       (22,571)        1,184         4,877
  Contractholder and policyholder charges, non-cash                (16,766)      (14,618)      (13,937)
  Net realized investment (gains) losses                            24,117        (6,583)       (3,936)
Change in operating assets and liabilities:
  Trading securities, net                                               43           (35)          (47)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               20,723        13,822        10,813
  Policy claims and other policyholders' funds                       1,880        (2,746)        3,005
  Reinsurance recoverables                                         (15,562)       (6,937)       (8,445)
  Other accounts receivable                                             21          (353)       (1,592)
  Accrued investment income                                            762         4,198           635
  Other assets and liabilities, net                                 95,499       (12,238)       (1,750)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           95,443        11,066        27,662
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               15,114       322,740       131,036
  Maturities, sinking fund payments and calls                      166,854       116,456        92,911
  Purchases                                                       (188,068)      (74,488)     (129,842)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                             15,695        39,049        28,865
  Purchases                                                             --        (8,889)      (39,000)
Change in policy loans, net                                           (492)       (1,897)       (2,331)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                            9,103       392,971        81,639
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                          143,543        73,045        87,532
  Net transfers from (to) separate accounts                            820        (1,625)      (11,788)
  Surrenders and other benefits                                   (174,838)     (212,962)     (185,232)
Other                                                               (7,669)           --            --
Tax adjustment of share-based incentive compensation plan                9            20            17
Cash dividends to RiverSource Life Insurance Company               (77,000)      (83,000)      (25,000)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                             (115,135)     (224,522)     (134,471)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               (10,589)      179,515       (25,170)
Cash and cash equivalents at beginning of year                     206,475        26,960        52,130
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                         $ 195,886     $ 206,475     $  26,960
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  17,501     $  19,122     $  11,946
  Interest paid on borrowings                                           --            --           247


See accompanying Notes to Financial Statements.



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STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2008
(IN THOUSANDS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600      $350,654        $   (215)      $459,039
Comprehensive income:
  Net income                                         --             --        45,990              --         45,990
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --         (11,056)       (11,056)
                                                                                                         ------------
Total comprehensive income                                                                                   34,934
Tax adjustment of share-based incentive
compensation plan                                    --             17            --              --             17
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (25,000)             --        (25,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of tax          --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                         --             --        42,496              --         42,496
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --             972            972
                                                                                                         ------------
Total comprehensive income                                                                                   43,468
Tax adjustment of share-based incentive
compensation plan                                    --             20            --              --             20
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (83,000)             --        (83,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637      $321,909        $(10,299)      $420,247
Change in accounting principles, net of tax          --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                           --             --        (5,964)             --         (5,964)
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --         (53,345)       (53,345)
                                                                                                         ------------
Total comprehensive loss                                                                                    (59,309)
Tax adjustment of share-based incentive
compensation plan                                    --              9            --              --              9
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (77,000)             --        (77,000)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                    $2,000       $106,646      $236,963        $(63,644)      $281,965
=====================================================================================================================




See accompanying Notes to Financial Statements.



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NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life of NY reclassified the mark-to-market adjustment on derivatives hedging variable annuity living benefits from net investment income to benefits, claims, losses and settlement expenses where the mark-to-market adjustment on the related embedded derivative resides. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassification did not result in any change to net income or shareholder's equity.



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The following table shows the impact of the reclassification of the mark-to-market adjustment made to RiverSource Life of NY's previously reported Statements of Income for the year 2007. There is no impact of the reclassification on the 2006 Statements of Income because RiverSource Life of NY had no derivative instruments in 2006.

                                                                            DECEMBER 31, 2007
                                                                       --------------------------
                                                                        PREVIOUSLY
(IN THOUSANDS)                                                           REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                                 $ 26,804      $ 26,804
Net investment income                                                     113,321       109,190
Policy and contract charges                                                65,555        65,555
Other revenue                                                              12,204        12,204
Net realized investment gain                                                6,583         6,583
-------------------------------------------------------------------------------------------------
  Total revenues                                                          224,467       220,336
-------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                           48,644        44,513
Interest credited to fixed accounts                                        55,666        55,666
Amortization of deferred acquisition costs                                 28,038        28,038
Separation costs                                                             (571)         (571)
Other insurance and operating expenses                                     31,194        31,194
-------------------------------------------------------------------------------------------------
  Total benefits and expenses                                             162,971       158,840
-------------------------------------------------------------------------------------------------

Pretax income                                                              61,496        61,496
Income tax provision                                                       19,000        19,000
-------------------------------------------------------------------------------------------------
NET INCOME                                                               $ 42,496      $ 42,496
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life of NY's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of



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these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Statements of Operations.

See Note 9 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

TRADING SECURITIES
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 9 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of all other derivatives is a component of net investment income.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also



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considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives is reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2008, RiverSource Life of NY decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life of NY's analysis of historical equity returns following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same



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methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 9 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.



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Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liabilities. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and ranged from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who assume risk from RiverSource Life of NY are separately recorded as reinsurance recoverable within receivables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premiums, net investment income and policy and contract charges.

PREMIUMS
RiverSource Life of NY earns premium revenue on its traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Traditional life and LTC insurance premiums are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.



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OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include commissions, net of deferrals, and expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express in 2005, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life of NY is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life of NY applied the disclosure requirements of this FSP as of December 31, 2008 and there was no impact on its financial condition or results of operations.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life of NY will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life of NY will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of



RiverSource Life Insurance Co. of New York

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financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life of NY's adoption of SFAS 161 will not impact its financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life of NY's adoption of SFAS 160 will not impact its financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life of NY initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 9 for additional information regarding the fair values of RiverSource Life of NY's assets and liabilities.



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In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Mortgage and other asset-backed securities                 459,504       3,396         (43,161)      419,739
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================





                                                                          DECEMBER 31, 2007
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  933,721      $6,767       $(24,021)    $  916,467
Mortgage and other asset-backed securities                 444,483       2,173         (4,583)       442,073
U.S. government and agencies obligations                    34,166         149           (191)        34,124
State and municipal obligations                              6,997          18           (157)         6,858
Foreign government bonds and obligations                     4,511         450             (3)         4,958
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,423,878      $9,557       $(28,955)    $1,404,480
=============================================================================================================



At December 31, 2008 and 2007, fixed maturity securities comprised approximately 84% of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $61 million and $83 million of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade



RiverSource Life Insurance Co. of New York

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securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  487,686    $  451,546         35%      $  488,954    $  486,574         35%
AA                                           72,683        70,311          5          142,094       140,581         10
A                                           329,126       302,063         24          300,455       296,330         21
BBB                                         414,951       381,071         30          379,992       375,138         27
Below investment grade                       98,734        74,034          6          112,383       105,857          7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,403,180    $1,279,025        100%      $1,423,878    $1,404,480        100%
==========================================================================================================================



At December 31, 2008 and 2007, approximately 27% and 24%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $417,970      $(31,701)     $234,787      $(58,636)     $652,757      $ (90,337)
Mortgage and other asset-backed
securities                                  99,728       (19,303)      131,447       (23,858)      231,175        (43,161)
U.S. government and agencies
obligations                                     --            --         2,127            (6)        2,127             (6)
State and municipal obligations                961           (40)        3,841          (158)        4,802           (198)
Foreign government bonds and
obligations                                  1,460          (401)           --            --         1,460           (401)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $520,119      $(51,445)     $372,202      $(82,658)     $892,321      $(134,103)
==========================================================================================================================




                                                                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $183,425       $(4,094)     $443,744      $(19,927)     $627,169      $(24,021)
Mortgage and other asset-backed
securities                                  46,978          (421)      237,897        (4,162)      284,875        (4,583)
U.S. government and agencies
obligations                                     --            --        17,564          (191)       17,564          (191)
State and municipal obligations                 --            --         4,844          (157)        4,844          (157)
Foreign government bonds and
obligations                                     --            --           184            (3)          184            (3)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $230,403       $(4,515)     $704,233      $(24,440)     $934,636      $(28,955)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   85        $224,943      $ (4,838)         28        $ 77,774      $ (2,011)        113
90% -- 95%                    60         156,943       (12,012)         26          72,331        (6,041)         86
80% -- 90%                    34          90,414       (15,088)         43         117,484       (23,616)         77
Less than 80%                 19          47,819       (19,507)         82         104,613       (50,990)        101
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $302,717      $  (6,849)
90% -- 95%                 229,274        (18,053)
80% -- 90%                 207,898        (38,704)
Less than 80%              152,432        (70,497)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================




RiverSource Life Insurance Co. of New York

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                                                                DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   89        $203,862       $(2,577)        194        $597,760      $(11,518)        283
90% -- 95%                    16          25,085        (1,708)         28          71,922        (5,128)         44
80% -- 90%                     1           1,317          (184)         13          24,870        (3,969)         14
Less than 80%                  1             139           (46)          8           9,681        (3,825)          9
------------------------------------------------------------------------------------------------------------------------
  Total                      107        $230,403       $(4,515)        243        $704,233      $(24,440)        350
========================================================================================================================

                             DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $801,622      $(14,095)
90% -- 95%                  97,007        (6,836)
80% -- 90%                  26,187        (4,153)
Less than 80%                9,820        (3,871)
--------------------------------------------------
  Total                   $934,636      $(28,955)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy and utility industries. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and banking. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $4.7 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 85% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life of NY's evaluation of potential other-than-temporary impairments.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2008 was $419.7 million which included $159.1 million of residential mortgage backed securities and $182.3 million of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $115.8 million of agency-backed securities, $23.8 million of Alt-A securities, and $19.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2008 was $78.3 million, which included $9.4 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.



RiverSource Life Insurance Co. of New York

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The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                    $(10,299)     $(11,271)     $   (215)
Holding gains (losses), net of tax of $45,105, $2,100 and
$6,014, respectively                                              (83,766)        3,902       (11,168)
Reclassification of realized losses (gains), net of tax of
$8,439, $1,768 and $1,303, respectively                            15,673        (3,283)       (2,419)
DAC, net of tax of $6,578, $168 and $996, respectively             12,216           311         1,848
DSIC, net of tax of $559, $23 and $79, respectively                 1,038            42           148
Fixed annuity liabilities, net of tax of $803, nil and $292,
respectively                                                        1,494            --           535
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31                $(63,644)     $(10,299)     $(11,271)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   53,264    $   53,010
Due after one year through five years                                      524,222       488,342
Due after five years through 10 years                                      253,907       210,823
Due after 10 years                                                         112,283       107,111
-------------------------------------------------------------------------------------------------
                                                                           943,676       859,286
Mortgage and other asset-backed securities                                 459,504       419,739
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,403,180    $1,279,025
=================================================================================================



The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                            $  15,114     $322,740      $ 131,036
Maturities, sinking fund payments and calls                        166,854      116,456         92,911
Purchases                                                         (188,068)     (74,488)      (129,842)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                  $    933       $ 6,409       $4,208
Gross realized investment losses                                     (148)       (1,030)        (487)
Other-than-temporary impairments                                  (24,898)         (326)          --


The $24.9 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At both December 31, 2008 and 2007, bonds carried at $0.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $211,974      $227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $210,786      $226,481
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.



RiverSource Life Insurance Co. of New York

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At December 31, 2008 and 2007, none of RiverSource Life of NY's commercial mortgage loans were impaired. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2008, 2007 and 2006, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $ 2,718       $3,218
Provision for commercial mortgage loan losses                         --         (1,530)          --
Foreclosures, write-offs and loan sales                               --             --         (500)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $1,188        $ 1,188       $2,718
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Atlantic                                                                 $ 66,425      $ 70,532
North Central                                                              48,748        52,557
Mountain                                                                   32,696        36,586
Pacific                                                                    29,605        30,437
New England                                                                17,295        19,815
South Central                                                              17,205        17,742
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Shopping centers and retail                                              $ 56,107      $ 60,463
Industrial buildings                                                       52,424        57,079
Office buildings                                                           46,632        52,377
Apartments                                                                 31,102        33,230
Medical buildings                                                          11,120        11,553
Hotels and motels                                                           4,737         4,949
Mixed use                                                                   4,247         2,244
Other                                                                       5,605         5,774
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding mortgage loan funding commitments at December 31, 2008 and 2007.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $76,456      $ 84,542      $100,519
Income on commercial mortgage loans                                12,990        14,564        15,396
Trading securities                                                  6,371        11,403         4,632
-------------------------------------------------------------------------------------------------------
                                                                   95,817       110,509       120,547
Less: Investment expenses                                           1,396         1,319         1,405
-------------------------------------------------------------------------------------------------------
  Total                                                           $94,421      $109,190      $119,142
=======================================================================================================




RiverSource Life Insurance Co. of New York

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Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                 $(24,113)      $5,053        $3,721
Commercial mortgage loans                                              --           --           215
Cash and cash equivalents                                              (4)          --            --
Reduction in the allowance for loan losses                             --        1,530            --
-------------------------------------------------------------------------------------------------------
  Total                                                          $(24,117)      $6,583        $3,936
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2008, RiverSource Life of NY completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities. The net impact in the third quarter of these items was a $1.4 million benefit to the Statements of Operations which included a $0.1 million benefit to premiums, $3.1 million benefit to policy and contract charges, a $2.9 million benefit to benefits, claims, losses and settlement expenses, a $3.0 million expense to amortization of DAC and a $1.7 million expense to other insurance and operating expenses.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $234,561      $241,568      $230,270
Cumulative effect of accounting change                              1,970       (13,939)           --
Capitalization of acquisition costs                                28,784        34,491        32,713
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (38,554)      (25,438)      (25,259)
Amortization, impact of valuation assumptions review and
valuation system conversion                                        (3,000)       (2,600)        1,000
Impact of change in net unrealized securities losses               18,794           479         2,844
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $242,555      $234,561      $241,568
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $19,447       $15,658       $11,554
Cumulative effect of accounting change                                553          (496)           --
Capitalization of sales inducements                                 4,802         6,266         6,073
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (2,691)       (2,046)       (2,196)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           100            --            --
Impact of change in net unrealized securities losses                1,597            65           227
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $23,808       $19,447       $15,658
=======================================================================================================



Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.5 million to DAC and DSIC, respectively. See Note 3 and Note 9 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").



RiverSource Life Insurance Co. of New York

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In addition, RiverSource Life of NY assumes life insurance risk under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $10.8 billion, $10.3 billion and $9.6 billion, respectively, of which $6.2 billion, $5.4 billion and $4.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $36,279       $33,729       $32,764
Reinsurance ceded                                                  (8,076)       (6,925)       (5,661)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $28,203       $26,804       $27,103
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $3.5 million and $3.3 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers amounted to $4.1 million, $2.7 million and $3.1 million, for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $47.9 million and $40.3 million related to reinsurance of LTC from risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $5.4 million and $3.9 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,056,580    $1,108,670
Variable annuities fixed sub-accounts                                      293,301       294,532
Variable annuity GMWB                                                       75,843         6,308
Variable annuity GMAB                                                       18,796         1,651
Other variable annuity guarantees                                            2,891         1,178
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,447,411     1,412,339
Variable universal life ("VUL")/ universal life ("UL") insurance           151,359       149,456
Other life, DI and LTC insurance                                           236,088       213,937
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,834,858     1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,843,198    $1,782,192
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,015,275    $2,736,820
VUL insurance variable sub-accounts                                        231,899       349,240
Other insurance variable sub-accounts                                          847         1,168
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,248,021    $3,087,228
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.



RiverSource Life Insurance Co. of New York

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Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL and UL insurance is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL insurance products can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL insurance products are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered on new contracts.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life of NY added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.



RiverSource Life Insurance Co. of New York

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The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE (1)                      CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                  $1,066,416     $  981,665      $242,846          61         $1,184,219     $1,109,067
  Six-Year Reset                        799,245        623,034       160,868          61          1,304,566      1,116,139
  One-Year Ratchet                      288,479        262,310       104,321          61            362,425        336,584
  Five-Year Ratchet                     109,258        103,010        29,024          60            126,796        121,470
  Other                                   2,371          2,134           447          66              3,640          3,231
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,265,769     $1,972,153      $537,506          61         $2,981,646     $2,686,491
===========================================================================================================================
GGU DEATH BENEFIT                    $       79     $       78      $     --          49         $      117     $      117
===========================================================================================================================
GMIB                                 $   21,731     $   19,088      $  8,721          62         $   33,422     $   30,363
===========================================================================================================================
GMWB:
  GMWB                               $  199,351     $  192,206      $ 71,371          62         $  277,403     $  268,918
  GMWB for life                         477,102        452,793       139,641          62            399,010        383,259
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $  676,453     $  644,999      $211,012          62         $  676,413     $  652,177
===========================================================================================================================
GMAB                                 $  104,241     $  100,820      $ 30,767          55         $  109,751     $  106,321
===========================================================================================================================

                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE (1)                       AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $   882          61
  Six-Year Reset                        14,067          60
  One-Year Ratchet                       3,077          62
  Five-Year Ratchet                        346          67
  Other                                     --          65
---------------------------------------------------------------
    Total -- GMDB                      $18,372          61
===============================================================
GGU DEATH BENEFIT                      $    --          48
===============================================================
GMIB                                   $   281          60
===============================================================
GMWB:
  GMWB                                 $ 1,631          61
  GMWB for life                          1,702          62
---------------------------------------------------------------
    Total -- GMWB                      $ 3,333          62
===============================================================
GMAB                                   $   157          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007       $1,283         $ 29         $(1,539)      $   236        $ 86
Incurred claims                                       (74)          (3)          7,847         1,415         346
Paid claims                                           (57)                          --            --          (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007              1,152           26           6,308         1,651         429
Incurred claims                                       156          278          69,535        17,145         516
Paid claims                                         1,180           99              --            --          (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008             $2,488         $403         $75,843       $18,796        $943
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,164,193    $1,813,121
  Bond                                                                     660,964       672,624
  Other                                                                    183,181       240,871
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,008,338    $2,726,616
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FAIR VALUES OF ASSETS AND LIABILITIES

Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.



RiverSource Life Insurance Co. of New York

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VALUATION HIERARCHY
Under SFAS 157, RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

In 2008, $11.9 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $3.7 million which was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.



RiverSource Life Insurance Co. of New York

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DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES

EMBEDDED DERIVATIVES -- VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                     $1,704      $1,154,573     $122,748     $1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================



The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                                AVAILABLE-
                                                                 FOR-SALE
                                                                SECURITIES:                   FUTURE
                                                                   FIXED         OTHER        POLICY
(IN THOUSANDS)                                                  MATURITIES      ASSETS       BENEFITS
-------------------------------------------------------------------------------------------------------
Balance, January 1                                               $100,504      $ 15,054      $ (6,157)
  Total gains (losses) included in:
     Net income (loss)                                             (3,121)(1)       895 (2)   (84,958)(2)
     Other comprehensive loss                                     (27,815)           --            --
  Purchases, sales, issuances and settlements, net                 41,318       (15,812)       (3,350)
  Transfers into Level 3                                           11,862 (3)        --            --
-------------------------------------------------------------------------------------------------------
Balance, December 31                                             $122,748      $    137      $(94,465)
=======================================================================================================
Change in unrealized gains (losses) included in net income
  relating to assets and liabilities held at December 31         $ (1,121)(4)  $     --      $(84,618)(2)
=======================================================================================================



(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $2.0 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.



RiverSource Life Insurance Co. of New York

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During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2008 and 2007, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                         $210,186      $192,896     $  226,481    $  223,045
  Policy loans                                             36,222        39,059         35,734        35,734

FINANCIAL LIABILITIES
  Future policy benefits                                 $968,966      $915,297     $1,308,317    $1,281,504
  Separate account liabilities                              6,182         6,182         10,020        10,020


COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of variable annuity fixed sub-accounts classified as investment contracts is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life of NY's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

10. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life of NY received $7.2 million, $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was approximately $144 thousand, $90 thousand and $98 thousand for each of the years ended December 31, 2008, 2007 and 2006, respectively.



RiverSource Life Insurance Co. of New York

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RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $96 thousand in 2008, $83 thousand in 2007 and $78 thousand in 2006.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2008, 2007 and 2006 were $36 thousand, $144 thousand and $143 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2008, 2007 and 2006, which are calculated on the basis of commission earnings of the individual financial advisors, were $6 thousand, $11 thousand and $16 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $42.2 million, $32.3 million and $26.1 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2008, 2007 and 2006, RiverSource Life of NY paid cash dividends of $77 million, $83 million and $25 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes and included in other liabilities at December 31, 2007 is a $5.8 million payable to RiverSource Life for federal income taxes.

11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. Due to the statutory net loss from operations in 2008, any dividend in 2009 would be subject to the pre-notifications requirements. RiverSource Life of NY's statutory unassigned surplus aggregated $106.2 million and $164.5 million as of December 31, 2008 and 2007, respectively.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $(36,116)     $ 33,925      $ 61,735
Statutory net income (loss)                                       (34,045)       43,164        63,001
Statutory surplus                                                 213,625       281,414       329,528
Statutory capital and surplus                                     215,625       283,414       331,528


12. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                        $ 10,816       $16,760       $15,395
  State                                                             2,405         1,056         2,685
-------------------------------------------------------------------------------------------------------
Total current income tax                                           13,221        17,816        18,080
Deferred federal income tax                                       (22,571)        1,184         4,877
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                   $ (9,350)      $19,000       $22,957
=======================================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           26.2         (7.9)         (4.2)
  State taxes, net of federal benefit                              (10.2)         1.1           2.5
  Taxes applicable to prior years                                    3.9          3.8           0.6
  Foreign tax credit, net of addback                                 6.2         (1.1)         (0.6)
  Other                                                             (0.1)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                      61.0%        30.9%         33.3%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 61.0% and 30.9% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate was primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 78,571      $ 51,603
  Net unrealized losses on Available-for Sale securities                   34,270         5,543
  Other                                                                     3,029         2,497
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                          115,870        59,643
Deferred income tax liabilities:
  DAC                                                                      60,531        65,262
  Investment related                                                        9,156            50
  DSIC                                                                      7,670         6,703
  Other                                                                        --         1,481
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      77,357        73,496
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                             $ 38,513      $(13,853)
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life of NY has a foreign tax credit carryforward of $735 thousand which expires on December 31, 2017. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                     2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                      $ 3,481
Reductions based on tax positions related to the current year                      (7,720)
Additions for tax positions of prior years                                          4,844
Reductions for tax positions of prior years                                        (2,751)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                      $(2,146)
===========================================================================================




RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

If recognized, approximately $2.0 and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net reduction of $388 thousand in interest and penalties for the year ended December 31, 2008. RiverSource Life of NY had a $129 thousand receivable and a $259 thousand liability for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) in the Statements of Shareholder's Equity include securities, DAC and DSIC and are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                         $(28,726)       $523         $(5,950)


13. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities.

The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN THOUSANDS)                             AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                       $ 56,000       $15,981       $    --      $113,000       $ 3,546       $(2,960)
Purchased equity options                   386,578        35,364        (5,751)      296,521        20,489        (2,153)
Equity futures purchased(1)                     --            --            --         1,108            --            --
Equity futures sold(1)                      59,407            --            --        15,511            --            --
--------------------------------------------------------------------------------------------------------------------------
  Total(2)                                $501,985       $51,345       $(5,751)     $426,140       $24,035       $(5,113)
==========================================================================================================================



 (1) Equity futures have no recorded value as they are cash settled daily.

 (2) The above table does not include certain embedded derivatives.

The derivative instruments in the above table hedge RiverSource Life of NY's GMWB and GMAB annuities.

See Note 9 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Derivatives Not Designated as Hedges
RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of variable annuity guaranteed benefits.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life of NY is scheduled to make for these options total $34 million through June 31, 2023.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

Credit Risk
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life of NY accepted collateral consisting primarily of cash of $38.4 million and $1.5 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life of NY provided collateral consisting primarily of cash of $31.0 million and $1.1 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life of NY's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

14. COMMITMENTS AND CONTINGENCIES

At December 31, 2008 and 2007, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.



RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

15. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

Net Income

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ (5,964)      $42,496       $45,990
Deferred acquisition costs (GAAP item)                             12,770        (6,453)       (8,454)
Deferred sales inducement costs (GAAP item)                        (2,211)       (4,220)       (3,877)
Deferred income tax expense (GAAP item)                           (22,571)        1,184         4,877
Change in future policy benefits(1)                                32,034        (1,342)        8,561
Current income tax expense(1)                                      11,939            --            --
Net investment income(1)                                             (619)       (4,871)           18
Change in separate account liabilities(1)                         (19,887)       19,189        17,774
Mark-to-market on derivatives(2)                                  (40,691)          177            --
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                    1,507        (1,941)         (557)
Other, net(1)                                                        (352)       (1,055)       (1,331)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $(34,045)      $43,164       $63,001
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis net income (loss) reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements      $ 281,965     $ 420,247     $ 468,990
Net unrealized gains and losses on Available-for-Sale
investments (GAAP item)                                            124,156        19,398        20,651
Prepaid reinsurance (GAAP item)                                    (11,234)       (6,221)       (4,922)
Deferred sales inducements costs (GAAP item)                       (23,808)      (19,447)      (15,658)
Deferred acquisition costs (GAAP item)                            (242,555)     (234,561)     (241,568)
Future policy benefits(1)                                           35,845         1,632         5,832
Current income taxes, net(1)                                        11,939            --            --
Deferred income taxes, net(1)                                       (3,977)       45,272        46,869
Separate account liability adjustment (statutory item)              87,852       107,739        94,387
Asset valuation reserve (statutory item)                           (13,468)      (13,891)      (16,631)
Non-admitted assets (statutory item)                               (27,781)      (27,088)      (24,089)
Other, net(1)                                                       (3,309)       (9,666)       (2,333)
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 215,625     $ 283,414     $ 331,528
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


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     RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2008 ANNUAL REPORT  105

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12205
1 (800) 541-2251

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only
                        RiverSource Life Insurance Co. of
       New York is authorized to sell insurance and annuities in New York.

      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved. S-6185 T (5/09)